    As filed with the Securities and Exchange Commission on September 6, 2007


                          Registration No. 333-145346

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[X] Pre-Effective Amendment No. 2               [ ] Post-Effective Amendment No.


                        (Check appropriate box or boxes)

                               THE MAINSTAY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                               The MainStay Funds
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                 With copies to:

Bibb L. Strench, Esq.                                    Sander M. Bieber, Esq.
Sutherland Asbill & Brennan LLP                          Dechert LLP
1275 Pennsylvania Avenue, NW                             1775 I Street, NW
Washington, D.C. 20004                                   Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of securities being registered: Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant: MainStay Institutional Bond Fund.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 MCMORGAN FUNDS

                     MCMORGAN INTERMEDIATE FIXED INCOME FUND
                           MCMORGAN FIXED INCOME FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                         SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

September [24], 2007

Dear Shareholder:

     We are inviting you to attend a special shareholder meeting (the "Special Meeting") of the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund (each, a "McMorgan Fund" and collectively, the "McMorgan Funds"), series of McMorgan Funds, to be held at One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007. This package contains information about the proposals to be presented at the Special Meeting and includes materials you will need to provide your voting instructions.

     As a shareholder of one or both of the McMorgan Funds, you are being asked to consider and vote upon Agreements and Plans of Reorganization that would govern the terms of the proposed reorganization of the McMorgan Funds into the MainStay Institutional Bond Fund (the "MainStay Fund"). If the proposed reorganizations (the "Reorganizations") are approved by the shareholders, you will become a shareholder of the MainStay Fund on the date that the Reorganizations occur. Shareholders of the McMorgan Funds will receive Class I shares of the MainStay Fund. A Proxy Statement/Prospectus that describes the Reorganizations and compares the Funds is enclosed. To help you understand the proposals, we also are enclosing with this letter responses to commonly asked questions.

     The Mainstay Fund is a series of The Mainstay Funds, which are mutual funds that are affiliated with McMorgan Funds through the New York Life Insurance Company organization. The Reorganizations are a part of a larger effort to integrate and consolidate the operations of McMorgan Funds into the general investment management operations of New York Life Investment Management, LLC ("NYLIM") to eliminate redundancies, achieve certain operating efficiencies and to create a stronger, more cohesive family of funds.


     The McMorgan Funds and the MainStay Fund have substantially similar investment objectives and principal investment strategies. The only difference in principal investment strategies relates to the longer duration of the investment portfolio of the McMorgan Fixed Income Fund relative to the investment portfolios of the MainStay Fund and McMorgan Intermediate Fixed Income Fund (the MainStay Fund is managed to have the same duration as the McMorgan Intermediate Fixed Income Fund). The McMorgan Funds are directly managed by McMorgan & Company LLC ("McMorgan & Company"). The MainStay Institutional Bond Fund is managed by NYLIM and sub-advised by McMorgan & Company, which makes all of its portfolio investment decisions. Following the Reorganizations, McMorgan & Company will continue to be the portfolio manager for the shareholders who were formerly invested in the McMorgan Funds when they become shareholders of the MainStay Fund. Therefore, the Reorganizations will maintain continuity of portfolio management for McMorgan Fund investors. In addition, before and after applicable waivers and reimbursements, the MainStay Fund is expected to have equal or lower annual fund operating expenses and is part of a fund complex that has greater growth prospects than the McMorgan Funds.


     Each Reorganization with respect to a McMorgan Fund is contingent upon (1) the approval of the Reorganization by the shareholders of that McMorgan Fund, and (2) the approval of the Reorganization by the shareholders of the other McMorgan Fund. NYLIM will pay substantially all of the expenses of completing the Reorganizations, including proxy solicitation costs.


     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Funds reviewed the proposals and recommended that the Reorganizations be presented to you for consideration. Although the Board of Trustees has approved the Reorganizations, the final decision is yours. If one or both Reorganizations are not approved by shareholders, the McMorgan Fund Board will consider other options, which may include liquidating the McMorgan Funds, holding another shareholders' meeting requesting a vote on the same or modified proposal(s) or continuing to operate the McMorgan Funds in their present form for a period of time.


     Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting.

     YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL AVOID COSTLY FOLLOW-UP MAILINGS AND TELEPHONE SOLICITATIONS.

     TO PROVIDE YOUR VOTING INSTRUCTIONS, YOU MAY USE ANY OF THE FOLLOWING
METHODS:

     - BY INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     - BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.


     - BY TELEPHONE. Have your voting instruction card available. Call 1-800-830-3542 toll free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.


     -    BY ATTENDING THE MEETING. Vote in person at the Special Meeting.

     If you have any questions before submitting your voting instructions, please call us toll free at 1-800-831-1994. We are glad to help you understand the proposals and assist you. Thank you for your participation.

                                        Sincerely,


                                        /s/ Mark Taylor
                                        ----------------------------------------
                                        Mark Taylor
                                        President
                                        McMorgan Funds

                                 MCMORGAN FUNDS

                     MCMORGAN INTERMEDIATE FIXED INCOME FUND
                           MCMORGAN FIXED INCOME FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

To Our Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund (each, a "McMorgan Fund" and collectively, the "McMorgan Funds"), series of McMorgan Funds, will be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time.

     At the Special Meeting, shareholders of the McMorgan Funds will be asked to consider and vote upon the following proposals:

     1. With respect to the McMorgan Intermediate Fixed Income Fund, to approve the applicable Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Intermediate Fixed Income Fund by the MainStay Institutional Bond Fund (the "MainStay Fund"), a newly created series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Intermediate Fixed Income Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Intermediate Fixed Income Fund in exchange for the McMorgan Fund Class shares of the McMorgan Intermediate Fixed Income Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Intermediate Fixed Income Fund;


     2. With respect to the McMorgan Fixed Income Fund, to approve the applicable Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fixed Income Fund by the MainStay Fund, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fixed Income Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fixed Income Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fixed Income Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fixed Income Fund; and

     3. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above. You may vote at the Special Meeting if you are the record owner of shares of one or more of the McMorgan Funds as of the close of business on August 8, 2007. If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact McMorgan Funds for additional information by calling toll-free 1-800-831-1994.

                                        By Order of the Board of Trustees,


                                        /s/ Teresa Matzelle
                                        ----------------------------------------
                                        Teresa Matzelle
                                        Secretary

                                        September [24], 2007

                                   ----------

                               IMPORTANT NOTICE:

YOUR VOTE IS VERY IMPORTANT TO US NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO AUTHORIZE YOUR PROXY OVER THE INTERNET OR BY TELEPHONE, OR BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING
 IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR YOU CAN HELP AVOID THE
         ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING
                              THE ENCLOSED PROXY.

                                   ----------

                 QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

WHAT ARE THE PROPOSED CHANGES TO THE MCMORGAN FUNDS?

Shareholders of the McMorgan Intermediate Fixed Income Fund and McMorgan Fixed Income Fund (the "McMorgan Funds") are being asked to approve the reorganization (the "Reorganizations") of their fund into the MainStay Institutional Bond Fund (the "MainStay Fund"), a newly formed fund in the MainStay Fund family. Each fund's Reorganization is contingent on the approval of the other fund's Reorganization by its shareholders.

As part of a larger restructuring plan, shareholders of the McMorgan Principal Preservation Fund are being asked to approve the reorganization of that fund into MainStay Principal Preservation Fund, another newly created fund in the MainStay Fund family. Additionally, shareholders of McMorgan Equity Investment Fund are being asked to approve the reorganization of that fund into MainStay Common Stock Fund. Finally, McMorgan Balanced Fund and McMorgan High Yield Fund will be liquidated.

WHAT WILL I RECEIVE IN EXCHANGE FOR MY SHARES IF THE REORGANIZATIONS ARE
APPROVED?


If the Reorganizations are approved, you will become a shareholder of the MainStay Fund on the date that the Reorganizations occur and will receive Class I shares of the MainStay Fund in exchange for the shares that you hold in the McMorgan Fund.


WHAT DID THE TRUSTEES CONSIDER WHEN THEY APPROVED THE REORGANIZATIONS?


The Reorganizations were proposed by the investment manager of the McMorgan Funds in large part due to the fact that the relatively small asset size of the McMorgan Funds did not justify the expense of operating the McMorgan Funds as a separate entity and that the prospects for asset growth within the McMorgan Funds were limited.



In reviewing the Reorganizations, the Board of Trustees of the McMorgan Funds Board considered several factors, including the following:


-    the investment management services to be provided to the MainStay Fund;

- the similarities between the investment objectives, strategies, restrictions and risks of the MainStay Fund compared to those of the McMorgan Funds;


- that after applicable waivers and expense reimbursements, the net annual operating expense ratio of the Class I shares of the MainStay Fund is expected to be the same as that of the McMorgan Fund Class shares of both McMorgan Funds and lower than that of the Class Z shares of the McMorgan Fixed Income Fund;


- the relatively small size and limited growth prospects of the McMorgan Funds, as well as the current plans of New York Life Investment Management LLC ("NYLIM") and its affiliates for marketing the shares of the MainStay Fund;

- the effect that the Reorganizations would have on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders;

- the entities that would provide services to the MainStay Fund other than NYLIM;

-    the governance structure and the trustees and officers of the MainStay
     Funds;


- the terms of the agreements relating to the Reorganizations, including valuation procedures, expenses and potential unassumed liabilities;

-    the tax consequences of the Reorganizations; and

-    alternatives to the Reorganizations and other factors.


WILL THERE BE ANY CHANGES TO THE PORTFOLIO MANAGERS AS A RESULT OF THE PROPOSED CHANGES?

No, the MainStay Fund will be managed by the same team of experienced McMorgan & Company investment professionals that currently manage the McMorgan Funds.

WILL THE INVESTMENT OBJECTIVE AND STRATEGY OF THE MAINSTAY FUND BE DIFFERENT FROM THE MCMORGAN FUNDS?

The investment objective for the MainStay Fund is substantially similar to the McMorgan Funds. The stated investment objective will be to seek to maximize total return consistent with maintaining capital and preserving liquidity.


The only difference in principal investment strategies relates to the longer duration of the investment portfolio of the McMorgan Fixed Income Fund relative to the investment portfolios of the MainStay Fund and McMorgan Intermediate Fixed Income Fund (the MainStay Fund is managed to have the same duration as the McMorgan Intermediate Fixed Income Fund).


ARE THERE INVESTMENT MINIMUMS FOR THE MAINSTAY CLASS I SHARES?

MainStay Class I shares have an initial investment minimum of $5,000,000 for individual investors and no investment minimum for institutional investors. However, existing McMorgan shareholders who receive Class I shares as part of the Reorganization will be exempted from the investment minimums and will also have the ability to open new Class I accounts in any MainStay Fund that offers Class I shares. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of any MainStay fund at a later date.

WHAT ARE THE TAX IMPLICATIONS FOR THE PROPOSED CHANGES?

Each Reorganization will be structured as a tax-free reorganization that will not cause a taxable event for shareholders. However, the McMorgan Funds will pay their annual dividend and capital gains distributions to shareholders as required.


Shareholders of the McMorgan Fixed Income Fund may experience a higher distribution (and therefore a greater tax impact) as a result of the expected increase in portfolio transactions, in advance of that fund's reorganization.


IF APPROVED, WHEN WILL THESE PROPOSED REORGANIZATIONS OCCUR?

If approved by shareholders, the Reorganizations will take place on or about November 27, 2007.

WILL MCMORGAN FUND SHAREHOLDERS BEAR THE EXPENSES OF THE REORGANIZATION?


Except for commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the McMorgan Fixed Income Fund in connection with the Reorganizations, substantially all of the expenses relating to the Reorganizations will be borne by NYLIM.



HAS THE BOARD OF TRUSTEES OF THE MCMORGAN FUNDS APPROVED THE REORGANIZATIONS?



Yes, the Board of Trustees of the McMorgan Funds has approved the Reorganizations and recommends that shareholders vote "FOR" the Reorganizations.

                           PROXY STATEMENT/PROSPECTUS

                              SEPTEMBER [24], 2007

                                 MCMORGAN FUNDS
                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 788-9300

                               THE MAINSTAY FUNDS
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (212) 576-7000

                              PROXY STATEMENT FOR:
                     MCMORGAN INTERMEDIATE FIXED INCOME FUND
                           MCMORGAN FIXED INCOME FUND

                                 PROSPECTUS FOR:
                        MAINSTAY INSTITUTIONAL BOND FUND

                                  INTRODUCTION

     This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of McMorgan Funds, a Delaware statutory trust (the "McMorgan Trust"), on behalf of the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund (each, a "McMorgan Fund" and together, the "McMorgan Funds"), for a Special Meeting of Shareholders of the McMorgan Funds ("Special Meeting"). The Special Meeting will be held on Tuesday, November 20, 2007 at 10:00 a.m. Pacific Time, at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

     As is more fully described in this Proxy Statement/Prospectus, shareholders of the McMorgan Fund will be asked to vote on the following proposals:


     1. With respect to the McMorgan Intermediate Fixed Income Fund, to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Intermediate Fixed Income Fund by the MainStay Institutional Bond Fund (the "MainStay Fund"), a series of MainStay Funds (the "MainStay Trust"), in exchange for Class I shares of the MainStay Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Intermediate Fixed Income Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Intermediate Fixed Income Fund in exchange for their McMorgan Fund Class shares of the McMorgan Intermediate Fixed Income Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Intermediate Fixed Income Fund;

     2. With respect to the McMorgan Fixed Income Fund, to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fixed Income Fund by the MainStay Fund, in exchange for Class I shares of the MainStay Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fixed Income Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fixed Income Fund in exchange for their McMorgan Fund Class and Class Z shares of the McMorgan Fixed Income Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fixed Income Fund; and

     3. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.


     The transactions described in Proposals 1 and 2 are collectively referred to as the "Reorgnizations"), and the agreements described in Proposals 1 and 2 are collectively referred to as (the "Reorganization Agreements"). The McMorgan Funds and the MainStay Fund are collectively referred to as the "Funds").


     Because shareholders of the McMorgan Funds are being asked to approve a transaction in which they will become shareholders of the MainStay Fund, this Proxy Statement/Prospectus also serves as a prospectus for the MainStay Fund.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that shareholders of the McMorgan Funds should know about the MainStay Fund before voting on the Reorganizations. A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus, dated September [24], 2007, containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The following documents, each of which has additional information about the Funds, also have been filed with the SEC and are incorporated by reference herein:


     1. The McMorgan Fund Class and Class Z Prospectuses and Statement of Additional Information of the McMorgan Funds, each dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);



     2. The Annual Report to Shareholders of the McMorgan Trust for the fiscal year ended June 30, 2007; and



     3. The Prospectus and Statement of Additional Information for The Mainstay Funds relating to the MainStay Fund, each dated September 10, 2007 (File Nos. 33-02610, 811-04550).


     You may receive a copy of the most recent prospectuses, statements of additional information and annual and semi-annual shareholder reports for each of the Funds, as applicable, without charge, by contacting NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

     McMorgan Trust and MainStay Trust are both open-end management investment companies, and the Funds are each considered to be diversified. Additional information about the Funds has been filed with the SEC. You may copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090. Reports and other information about the

Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS
             PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


SUMMARY...................................................................     1
   The Reorganizations....................................................     1
   McMorgan Trust Board Recommendations...................................     3
COMPARATIVE INFORMATION RELATING TO THE REORGANIZATIONS...................     3
   Comparison of Investment Objectives and Principal Investment
      Strategies..........................................................     3
   Comparision of Portfolios..............................................     5
   Comparison of Investment Restrictions..................................     6
   Comparison of Risks....................................................     8
   Comparison of Fees and Expenses........................................     9
   Performance of the McMorgan Funds......................................    12
   Comparison of Governing Instruments....................................    13
   Comparison of Investment Management Agreements.........................    15
   Comparison of Dividends and Other Distributions........................    16
   Comparison of Minimun Initial and Subsequent Purchase Amounts..........    16
   Other Comparative Information..........................................    16
INFORMATION ABOUT THE REORGANIZATIONS.....................................    17
   Reasons for the Reorganizations........................................    17
   Board Considerations...................................................    17
   The Reorganization Agreements..........................................    20
   Tax Consequences of the Reorganizations................................    22
   Expenses of the Reorganizations........................................    23
   McMorgan Trust Board...................................................    23
   Capitalization.........................................................    23
INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS..................    24
   Investment Advisers....................................................    24
   Portfolio Managers.....................................................    25
   Other Service Providers................................................    26
SHAREHOLDER GUIDE.........................................................    27
VOTING INFORMATION........................................................    43
OTHER INFORMATION.........................................................    45
EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR MCMORGAN
   INTERMEDIATE FIXED INCOME FUND.........................................   A-1
EXHIBIT B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR MCMORGAN FIXED
   INCOME FUND............................................................   B-1
EXHIBIT C: PRINCIPAL SHAREHOLDERS OF THE FUNDS............................   C-1

                                     SUMMARY


     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreements, forms of which are attached to this Proxy Statement/Prospectus as Exhibit A and Exhibit B. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund's prospectus.


THE REORGANIZATIONS

     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Trust (the "McMorgan Trust Board") approved the Reorganization Agreements with respect to each McMorgan Fund by a unanimous vote. The Board of Trustees of MainStay Trust (the "MainStay Trust Board") separately approved the Reorganization Agreements at a meeting held on June 7, 2007, also by a unanimous vote. The Reorganization Agreements provide for:

     - the acquisition of all of the assets and the assumption of the known liabilities of each of the McMorgan Funds by the MainStay Fund in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Funds;

     - the distribution of such Class I shares of the MainStay Fund to the shareholders of the McMorgan Funds in exchange for the Z shares of the McMorgan Funds held by such shareholders; and

     -    the subsequent liquidation and dissolution of the McMorgan Funds.

     Each Reorganization with respect to each McMorgan Fund is contingent upon
(1) the approval of the Reorganization by the shareholders of that McMorgan Fund, and (2) the approval of the Reorganization by shareholders of the other McMorgan Fund. The Reorganizations, if approved by shareholders, are scheduled to be effective upon the close of business on November 27, 2007, or on such later date as the parties may agree ("Closing Date"). As a result of the Reorganizations, each shareholder of the McMorgan Funds will become the owner of the number of full and fractional shares of the MainStay Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's McMorgan Fund shares as of the close of business on the Closing Date. The McMorgan Intermediate Fixed Income Fund offers McMorgan Fund Class shares, while the McMorgan Fixed Income Fund offers McMorgan Fund Class and Class Z shares. In the Reorganizations, shareholders of both classes of the McMorgan Funds will receive Class I shares of the MainStay Fund. See "Information About the Reorganizations," below.

     Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganizations -- Tax Consequences of the Reorganizations," below.

     In considering whether to approve the Reorganizations, you should note that:

     - The Funds have substantially similar investment objectives. The McMorgan Intermediate Fixed Income Fund and the MainStay Fund have identical principal investment strategies. The McMorgan Fixed Income Fund and the MainStay Fund have substantially similar principal investment strategies, except to the extent that the two Funds differ in average portfolio duration. Please see "Comparative Information Related to the Reorganizations -- Investment Objectives and Principal Investment Strategies," below.

     - McMorgan & Company LLC ("McMorgan & Company"), the manager of the McMorgan Funds, is also the sub-adviser to the MainStay Fund. The same portfolio managers of the McMorgan Funds will manage the portfolio of the MainStay Fund. Therefore, assuming the approval of the Reorganizations, when shareholders of the McMorgan Funds become shareholders of the MainStay Fund, they will receive continuity of portfolio management.

     - Shareholders of the McMorgan Funds will have the ability as MainStay Fund shareholders to: (1) exchange their shares for shares of other investment portfolios of the MainStay Trust; and (2) purchase shares of other investment portfolios of the MainStay Trust without being subject to any applicable sales loads or investment minimums.

     - Shareholders of the McMorgan Fund will become shareholders of a mutual fund complex that offers approximately 70 mutual funds, substantially more than the McMorgan Trust.


     - After applicable waivers and expense reimbursements, estimated net annual fund operating expenses of the MainStay Fund Class I shares (0.50%) are currently equal to the annual fund operating expenses (net of voluntary fee waivers) of McMorgan Fund Class shares of both McMorgan Funds (0.50%) and lower than the annual fund operating expenses (net of voluntary fee waivers) of Class Z shares (0.75%) of the McMorgan Fixed Income Fund. In addition, the McMorgan Funds' waivers and expense reimbursements are voluntary and therefore may be discontinued at any time, while the MainStay Fund waivers and expense reimbursements are contractual and can be changed or terminated only with board approval.


     - The MainStay Fund has implemented a small account fee with respect to certain types of accounts. Shareholder invested in the MainStay Fund through such accounts with a balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

     - Although an individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount, McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganizations will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganizations. There is no minimum initial or subsequent purchase amounts for institutional investors. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of the MainStay Fund at a later date.

     - NYLIM, and not the Funds, will pay substantially all of the expenses of the Reorganizations.

     - Each Reorganization is intended to qualify as a tax-free event for the McMorgan Funds shareholders for federal income tax purposes.

     - The Reorganizations will not result in a dilution of the economic interests of the McMorgan Funds' shareholders because shareholders of the McMorgan Funds will receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares.

     - Prior to the Closing Date, NYLIM intends to transition the McMorgan Fixed Income Fund's portfolio securities to more closely align with the holdings of the MainStay Fund's investment objective and strategies. As a result of this transition process, the McMorgan Fixed Income Fund will experience portfolio turnover of approximately 12% to 18%, may realize capital gains (which may be passed to McMorgan Fixed Income Fund shareholders), and the McMorgan Fixed Income Fund will incur associated transaction costs estimated to be approximately $7,800.

     Approval of the Reorganizations will require the affirmative vote of the holders of a majority of the outstanding shares of each McMorgan Fund entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder. See "Voting Information," below.

MCMORGAN TRUST BOARD RECOMMENDATIONS

     For the reasons set forth below in "Reasons for the Reorganizations," the Trustees of the McMorgan Trust, including all of the Trustees who are not "interested persons" of the McMorgan Trust (as defined in the 1940 Act) (the "Independent Trustees"), have concluded that the Reorganizations are in the best interests of the shareholders of each McMorgan Fund, and that the interests of the existing shareholders of the McMorgan Funds would not be diluted as a result of the Reorganizations.

     THE MCMORGAN TRUST BOARD RECOMMENDS THAT YOU VOTE "FOR" THE
REORGANIZATIONS.

             COMPARATIVE INFORMATION RELATING TO THE REORGANIZATIONS

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     This section will help you compare the investment objectives and principal investment strategies of the McMorgan Funds and the MainStay Fund. Please be aware this is only a summary. More information may be found in each Fund's prospectus.

     INVESTMENT OBJECTIVES. The Funds have substantially similar investment objectives. The investment objective of the McMorgan Funds is above average total return consistent with maintaining liquidity and preserving capital, and the investment objective of the MainStay Fund is to seek to maximize total return consistent with maintaining liquidity and preserving capital.

     PRINCIPAL INVESTMENT STRATEGIES. The McMorgan Intermediate Fixed Income Fund and the MainStay Fund have identical principal investment strategies. The McMorgan Fixed Income Fund and the MainStay Fund have substantially similar principal investment strategies, except to the extent that the two Funds differ in average portfolio duration, as described below. Each Fund invests in high quality, short- to intermediate-term bonds and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity of the McMorgan Intermediate Fixed Income Fund and the MainStay Fund is identical, which is generally between three and ten years. On the other hand, the average weighted portfolio maturity of the McMorgan Fixed Income Fund is generally between three and fifteen years.

     Each Fund invests at least 80% of its net assets in debt securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. Each Fund generally consists of a broad number of individual securities and is diversified by sector, industry and specific issuer, and maturity.

     McMorgan & Company, as adviser to the McMorgan Funds and sub-advisor to the MainStay Fund, employs an investment process that utilizes a "top down" approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

     Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of each Fund's benchmark (the Lehman Brothers Intermediate U.S. Government/Credit Index in the case of the McMorgan Intermediate Fixed Income Fund and the MainStay Fund, and the Lehman Brothers U.S. Government/Credit Index in the case of the McMorgan Fixed Income Fund) are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

     Each Fund principally invests in:

     - securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities;

     - U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury;

     -    corporate, bank and commercial obligations;

     -    mortgage-backed securities; and

     - asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables.

     McMorgan & Company may sell a security if it no longer believes that the security will contribute to meeting the investment objective of a Fund. In considering whether to sell a security, McMorgan & Company may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

\

     COMPARISON OF PORTFOLIOS



     Information in the table below is as of June 30, 2007, unless otherwise indicated. The "Top Ten Holdings" column under the MainStay Fund reflects the top ten holdings of the MainStay Fund on a pro forma basis assuming the Reorganizations were effected on June 30, 2007.



                        MCMORGAN INTERMEDIATE FIXED
                        INCOME FUND                        MCMORGAN FIXED INCOME FUND   MAINSTAY FUND
                        --------------------------------   --------------------------   ----------------------------
NET ASSETS OF FUND      $171,086,843                       $66,667,112                  $0
NUMBER OF HOLDINGS      85                                 101                          --
PORTFOLIO COMPOSITION   79.13% Bonds                       81.23% Bonds                 --
                        20.24% Cash                        18.19% Cash
PRIMARY BENCHMARK       Lehman Brothers Intermediate       Lehman Brothers U.S.         Lehman Brothers Intermediate
                        U.S. Government/Credit Index       Government/Credit Index      U.S. Government/Credit Index



                                                                               % NET
TOP TEN HOLDINGS:       NAME                % NET ASSETS   NAME                ASSETS   NAME                   % NET ASSETS
-----------------       -----------------   ------------   -----------------   ------   ----                   ------------
                        FANNIE MAE 3.25%,       9.48%      FNMA 30YR TBA        8.49%    Federal Home Loan         7.99%
                        due 2/15/09                        5.50%, due 8/1/37             Mortgage Corporation
                                                                                         5.125%, due 10/24/07

                        FANNIE MAE 5.00%,       8.10%      FANNIE MAE 5.00%,    6.64%   FANNIE MAE 5.00%,          7.69%
                        due 5/11/17                        due 5/11/17                  due 5/11/17

                                                           FANNIE MAE           5.26%
                        FNMA 30YR TBA           7.12%      5.125%, due                  FNMA 30YR TBA              7.51%
                        5.50%, due 8/1/37                  4/15/11                      5.50%, due 8/1/37

                        FANNIE MAE              4.69%      US TREASURY BOND     3.74%   FANNIE MAE 3.25%,          7.08%
                        4.375%, due                        8.125%, due                  due 2/15/09
                        3/15/13                            8/15/19

                        LB-UBS COMMERCIAL       3.52%                                   FANNIE MAE                 3.38%
                        MORTGAGE TRUST                     US TREASURY BOND     3.66%   4.375%, due
                        2007-C2 A3 5.43%,                  4.75%, due                   3/15/13
                        due 2/15/40                        2/15/37

                                                           BEAR STEARNS         2.44%   FANNIE MAE                 3.32%
                                                           COMMERCIAL                   5.125%, due
                                                           MORTGAGE                     4/15/11
                        WASHINGTON MUTUAL       3.39%      SECURITIES
                        2006-AR7 2A                        2007-T26 A4
                        6.009%, due                        5.471%, due
                        7/25/46                            1/12/45

                                                           COMMERCIAL           2.33%   LB-UBS COMMERCIAL          3.03%
                                                           MORTGAGE PASS                MORTGAGE TRUST
                                                           THROUGH                      2007-C2 A3 5.43%,
                                                           CERTIFICATE                  due 2/15/40
                        FANNIE MAE              2.56%      2006-C8 A2B
                        5.125%, due                        5.248%, due
                        4/15/11                            12/10/46

                                                           GREENWICH CAPITAL    1.94%   WASHINGTON MUTUAL          2.44%
                        COUNTRYWIDE             2.54%      COMMERCIAL                   2006-AR7 2A
                        ALTERNATE LOAN                     FUNDING CORP.                6.002%, due
                        TRUST 2005-76 2A1                  2005-GG5 A5                  7/25/46
                        6.022%, due                        5.224%, due
                        2/25/36                            4/10/37

                        COMMERCIAL              1.84%                                    COMMERCIAL        1.98%
                        MORTGAGE PASS                                                    MORTGAGE PASS
                        THROUGH                                                          THROUGH
                        CERTIFICATE                                                      CERTIFICATE
                        2006-C8 A2B                                                      2006-C8 A2B
                        5.248%, due                        FNMA 30YR TBA        1.89%    5.248%, due
                        12/10/46                           6.00%, due 8/1/37             12/10/46

                                                           LB-UBS COMMERCIAL    1.78%    FNMA              1.90%
                                                           MORTGAGE TRUST                6.50% due
                        FNMA 30YR TBA           1.78%      2007-C2 A3 5.43%,             9/1/33
                        6.00%, due 8/1/37                  due 2/15/40

COMPARISON OF INVESTMENT RESTRICTIONS

     The Funds have substantially similar fundamental investment restrictions. As fundamental policies, these investment restrictions may not be changed with respect to the Fund without shareholder approval. Shareholder approval for this purpose means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. A table comparing the fundamental investment restrictions of the Funds is shown below:

  FUNDAMENTAL INVESTMENT
        RESTRICTION                           MCMORGAN FUNDS                                  MAINSTAY FUND
-------------------------   --------------------------------------------------   ---------------------------------------
LOANS                       Each McMorgan Fund may not make loans to other       The MainStay Fund may make loans to the
                            persons except (a) through the lending of its        extent permitted under the 1940 Act, as
                            portfolio securities up to 331/3 percent of its      such may be interpreted or modified by
                            total assets, (b) through the purchase of debt       regulatory authorities having
                            securities, loan participations and/or engaging in   jurisdiction, from time to time.
                            direct corporate loans in accordance with its
                            investment objectives and policies, and (c) to the
                            extent the entry into a repurchase agreement is
                            deemed to be a loan. Each McMorgan Fund may also
                            make loans to other investment companies to the
                            extent permitted by the 1940 Act or any exemptions
                            therefrom that may be granted by the SEC.

BORROWINGS                  Each McMorgan Fund may not borrow money, except to   The MainStay Fund may borrow money to
                            the extent permitted by the 1940 Act or any rules,   the extent permitted under the 1940
                            exemptions or interpretations thereunder that may    Act, as such may be interpreted or
                            be adopted, granted or issued by the SEC.            modified by regulatory authorities
                                                                                 having jurisdiction, from time to time.

COMMODITIES                 Each McMorgan Fund may not purchase or sell          The MainStay Fund may not purchase
                            physical commodities unless acquired as a result     physical commodities or contracts
                            of ownership of securities or other instruments      relating to physical commodities,
                            and provided that this restriction shall not         except as permitted under the 1940 Act
                            prevent the McMorgan Fund from purchasing or         and other applicable laws, rules and
                            selling futures contracts and options thereon or     regulations, as such may be interpreted
                            from investing in securities or other instruments    or modified by regulatory authorities
                            backed by physical commodities.                      having jurisdiction, from time to time.

SENIOR SECURITIES           Each McMorgan Fund may not issue senior              The MainStay Fund may issue senior
                            securities, except as permitted under the 1940 Act   securities, to the extent permitted
                                                                                 under

  FUNDAMENTAL INVESTMENT
        RESTRICTION                           MCMORGAN FUNDS                                  MAINSTAY FUND
-------------------------   --------------------------------------------------   ---------------------------------------
                            or any rules, exemptions or interpretations          the 1940 Act, as such may be
                            thereunder that may be adopted, granted or issued    interpreted or modified by regulatory
                            by the SEC.                                          authorities having jurisdiction, from
                                                                                 time to time.

UNDERWRITING                Each McMorgan Fund may not act as an underwriter     The MainStay Fund may act as an
                            of securities, except that, in connection with the   underwriter of securities within the
                            disposition of a security, a Fund may be deemed to   meaning of the 1933 Act, to the extent
                            be an "underwriter" as that term is defined in the   permitted under the 1933 Act, as such
                            Securities Act of 1933, as amended (the "1933        may be interpreted or modified by
                            Act").                                               regulatory authorities having
                                                                                 jurisdiction, from time to time.

DIVERSIFICATION OF ASSETS   As to 75% of its total assets, each McMorgan Fund    The MainStay Fund is a "diversified
                            may not purchase the securities of any one issuer    company" as that term is defined in the
                            (other than securities issued by the U.S.            1940 Act, as interpreted or modified by
                            government or its agencies or instrumentalities),    regulatory authorities having
                            if immediately after such purchase more than 5% of   jurisdiction, from time to time.
                            the value of the McMorgan Fund's total assets
                            would be invested in securities of such issuer

INDUSTRY CONCENTRATION      Each McMorgan Fund may not purchase the securities   The MainStay Fund may not "concentrate"
                            of issuers conducting their principal business       its investments in a particular
                            activities in the same industry (other than          industry or group of industries, except
                            securities issued or guaranteed by the U.S.          as permitted under the 1940 Act, as
                            government, its agencies or instrumentalities, or    interpreted or modified by regulatory
                            securities issued by other investment companies)     authorities having jurisdiction, from
                            if immediately after such purchase the value of      time to time, provided that, without
                            the McMorgan Fund's investments in such industry     limiting the generality of the
                            would exceed 25% of the value of the net assets of   foregoing: (a) this limitation will
                            the McMorgan Fund.                                   not apply to the MainStay Fund's
                                                                                 investments in: (i) securities of other
                            For the purposes of this fundamental investment      investment companies; (ii) securities
                            restriction, each McMorgan Fund may use the          issued or guaranteed as to principal
                            industry classifications provided by Bloomberg,      and/or interest by the U.S. government,
                            L.P., the Morgan Stanley Capital                     its agencies or instrumentalities; or
                            International/Standard & Poor's Global Industry      (iii) repurchase agreements
                            Classification Standard ("GICS") or any other        (collateralized by the instruments
                            reasonable industry classification system. Each      described in clause (ii)); (b)
                            McMorgan Fund currently relies on the Bloomberg      wholly-owned finance companies will be
                            classification. Each McMorgan Fund's reliance on     considered to be in the industries of
                            a particular classification system is not a          their parents if their activities are
                            fundamental investment restriction and, therefore,   primarily related to financing the
                            may be changed without shareholder approval.         activities of the parents; and (c)
                                                                                 utilities will be divided according to
                                                                                 their services, for example, gas, gas
                                                                                 transmission, electric and gas,
                                                                                 electric and telephone will each be
                                                                                 considered a separate industry.

                                                                                 For the purposes of this fundamental
                                                                                 investment restriction, the MainStay
                                                                                 Fund may use the industry
                                                                                 classifications provided by Bloomberg,
                                                                                 L.P., the Morgan Stanley Capital
                                                                                 International/Standard & Poor's GICS or
                                                                                 any other reasonable industry
                                                                                 classification system. The MainStay
                                                                                 Fund currently relies on the Bloomberg

  FUNDAMENTAL INVESTMENT
        RESTRICTION                           MCMORGAN FUNDS                                  MAINSTAY FUND
-------------------------   --------------------------------------------------   ---------------------------------------
                                                                                 classification.

REAL ESTATE                 Each McMorgan Fund may not purchase or sell real     The MainStay Fund may purchase or sell
                            estate unless acquired as a result of ownership of   real estate or any interest therein to
                            securities or other instruments and provided that    the extent permitted under the 1940
                            this restriction shall not prevent the McMorgan      Act, as such may be interpreted or
                            Fund from investing directly or indirectly in        modified by regulatory authorities
                            portfolio instruments secured by real estate or      having jurisdiction, from time to time.
                            interests therein or acquiring securities of real
                            estate investment trusts or other issuers that
                            deal in real estate.

     In addition to the fundamental investment restrictions described above, the Funds are subject to certain non-fundamental investment restrictions. Unlike the investment restrictions deemed to be fundamental policies described above, the non-fundamental investment restrictions described below may be changed by the respective Board of Trustees of the McMorgan Trust or the MainStay Trust without the approval of shareholders. None of these policies are deemed by McMorgan & Company to result in a meaningful difference in the way it manages the Funds.

     MCMORGAN FUND. The McMorgan Fund has a non-fundamental investment policy of not investing more than 5% of its respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York Stock Exchange or American Stock Exchange, except warrants acquired as a result of holdings of common stocks.

     MAINSTAY FUND. The MainStay Fund has the following non-fundamental investment policies:

     - The MainStay Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, which are provisions that govern the extent to which one investment company may own shares of another investment company.

     - The MainStay Fund has a name that suggests that the MainStay Fund will focus on a type of investment, within the meaning of Rule 35d-1 under the 1940 Act. The MainStay Trust has adopted a non-fundamental policy for the MainStay Fund to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowing for investment purposes) in bonds. Furthermore, the MainStay Trust has adopted a policy to provide the MainStay Fund's shareholders with at least 60 days prior notice of any change in the MainStay Fund's policy of investing at least 80% of its assets in the manner described above.

     While not designated as non-fundamental policies, each McMorgan Fund generally invests in a manner that is consistent with the non-fundamental policies of the MainStay Fund set forth above.

COMPARISON OF RISKS

     Because the Funds share compatible investment objectives, and have principal investment strategies and portfolios that are substantially similar, an investment in the MainStay Fund is subject to similar risks as an investment in the McMorgan Funds. The risk profile of the McMorgan Intermediate Fixed Income Fund is identical to the risk profile of the MainStay Fund. On the other hand, the risk profile of the McMorgan Fixed Income Fund will differ from the risk profile of the MainStay Fund, as the MainStay Fund's investment portfolio will have a shorter duration. By having a shorter duration, it is expected that the MainStay Fund will be subject to less market fluctuations than the McMorgan Fixed Income Fund, but will have less opportunity to earn as high of returns. The principal risks to which shareholders of the Funds are exposed include:


     - Interest Rate Risk - the risk that fixed-income securities held by the Funds will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of funds such as these, that invest most of their assets in debt securities, may exhibit similar responses to interest rate changes.

     - Credit Risk - the risk that the issuer of a debt security may not make timely interest payments or may fail to pay the principal upon maturity.

     - Call Risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

     - Prepayment Risk - the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.

     - Agency Risk - not all U.S. government securities are insured or guaranteed by the U.S. Government - some are backed only by the issuing agency, which must rely on its own resources to repay the debt.

     - Collateral Risk - for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage-backed securities.

Due to their trading strategies, the Funds may experience portfolio turnover rates of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

COMPARISON OF FEES AND EXPENSES

     The following discussion compares the fees and expenses of the Funds before and after the Reorganizations. Expenses of the McMorgan Funds are as of June 30, 2007. Because each Reorganization of a McMorgan Fund is contingent upon approval of the other Reorganization, Pro Forma Combined fees, which are as of June 30, 2007, show estimated expenses of the MainStay Fund after giving effect to both of the proposed Reorganizations. Pro forma numbers are estimated in good faith and are hypothetical.

     It is important to note that if the Reorganizations are implemented, shareholders of the McMorgan Funds will be subject to the actual fee and expense structure of Class I shares of the MainStay Fund, which may not be the same as the Pro Forma Combined fees and expenses.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MCMORGAN INTERMEDIATE FIXED INCOME FUND (MCMORGAN FUND CLASS), MCMORGAN
FIXED INCOME FUND (MCMORGAN FUND CLASS AND CLASS Z) AND MAINSTAY INSTITUTIONAL BOND FUND (CLASS I)


                                                                                            MAINSTAY
                                       MCMORGAN INTERMEDIATE       MCMORGAN FIXED         INSTITUTIONAL
                                         FIXED INCOME FUND          INCOME FUND             BOND FUND
                                       ---------------------   ---------------------   ------------------
                                              MCMORGAN          MCMORGAN                     CLASS I
                                             FUND CLASS        FUND CLASS    CLASS Z   PRO FORMA COMBINED
                                             ----------        ----------   --------   ------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
   FROM SHAREHOLDER'S INVESTMENT):
Maximum Sales Charge (Load) Imposed            None             None        None            None
   on Purchases (as a percentage
   of offering price)
Maximum Deferred Sales Charge (Load)           None             None        None            None
   (as a percentage of the lesser
   of the original offering price
   or redemption proceeds)
Redemption Fee (as a percentage of             None             None        None            None
   redemption proceeds)
Exchange Fee                                   None             None        None            None
Maximum Account Fee                            None             None        None            None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS):
Management Fees                                0.35%(1)         0.35%(1)    0.35%(1)        0.35%(1)
Distribution and/or Service
   (12b-1) Fees                                None             None        0.25%(2)        None
Other Expenses                                 0.24%(3)         0.40%(3)    0.40%(3)       0.15%(3)
Total Annual Fund Operating Expenses           0.59%(4)         0.75%(4)    1.00%(4)       0.50%(5)
Less Waivers/ Reimbursements                     --               --          --              --
Net Annual Fund Operating Expenses               --               --          --              --


(1) The management fee is an annual percentage of each Fund's average daily net assets.

(2) Because the 12b-1 fee is an ongoing fee charged against the assets of Class Z shares of the McMorgan Fixed Income Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.


(3) "Other Expenses" include, among other things, fees payable for transfer agency services. "Other Expenses" also includes the MainStay Fund's share of fees and expenses of any other fund in which the MainStay Fund invests. These fees and expenses are less than 0.01% of the average daily net assets of the MainStay Fund. Because the MainStay Fund has not been in existence for a full fiscal year, "Other Expenses" are based on estimated amounts for a twelve month period.


(4) McMorgan & Company has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rates of 0.50% and 0.75% of the average daily net assets attributable to McMorgan Fund Class and Class Z shares, respectively. This voluntary action by the adviser may be discontinued at any time. The McMorgan Funds' advisory agreement provides that McMorgan & Company may recoup the amount of any management fee waivers or expense reimbursements from the McMorgan Funds if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within the three fiscal years after the year in which McMorgan & Company incurred the expense.

(5) NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the MainStay Fund's management fee or reimburse the expenses of the Class I shares of the MainStay Fund so that the MainStay Fund's total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.50% of the average daily net assets attributable to Class I shares. This expense limitation may be modified or terminated only with the approval of the MainStay Trust Board. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the MainStay Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. NYLIM has separately agreed that for a period of two years after the closing date of the Reorganizations, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the MainStay Fund so that the total ordinary operating expenses of such Class I shares do not exceed the annual rate of 0.50% of the average daily net assets attributable to such Class I shares.



     EXPENSE EXAMPLES. The Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same in each year of the time periods shown, that all dividends and distributions are reinvested, and that applicable fee and expense waivers and reimbursements are in effect for only the first year of the periods indicated below. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.


EXAMPLES

FUND AND CLASS                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                          ------   -------   -------   --------
MCMORGAN INTERMEDIATE FIXED INCOME
   FUND (MCMORGAN FUND CLASS)             $59      $180      $320     $  729

MCMORGAN FIXED INCOME FUND (MCMORGAN
   FUND CLASS)                            $51      $215      $392     $  907

MCMORGAN FIXED INCOME FUND (CLASS Z)      $77      $294      $528     $1,202

MAINSTAY INSTITUTIONAL BOND FUND
   (CLASS I) PRO FORMA COMBINED           $51      $160      $280     $  628

     SUMMARY OF DIFFERENCES IN FEES AND EXPENSES

Management Fees              The management fee of the MainStay Fund (0.35%) is
                             the same as each McMorgan Fund's management fee.
                             NYLIM, not the MainStay Fund, will pay to McMorgan
                             & Company from its own assets a sub-advisory fee of
                             0.175% of the MainStay Fund's average net assets
                             for its services as sub-advisor to the MainStay
                             Fund.

Distribution Fees            The McMorgan Fixed Income Fund has adopted a
                             distribution plan pursuant to Rule 12b-1 with
                             respect to Class Z shares, whereby the McMorgan
                             Fixed Income Fund may reimburse all or part of
                             certain expenses incurred in connection with the

                             promotion and distribution of the Class Z shares, up to an annual rate of 0.25% of the average daily net asset value of the Class Z shares. McMorgan Fund Class shares of the McMorgan
                             Funds and Class I shares of the MainStay Fund have not adopted such a plan.

Other Expenses               Other Expenses for the MainStay Fund (0.15%) are
                             projected to be lower than the Other Expenses of
                             the McMorgan Intermediate Fixed Income Fund (0.24%)
                             and Fixed Income Fund (0.40%).

Annual Fund Operating        After applicable waivers and expense
Expenses                     reimbursements, the estimated net annual fund
                             operating expenses of the MainStay Fund Class I
                             shares (0.50%) are currently equal to the annual
                             fund operating expenses (net of voluntary fee
                             waivers) of McMorgan Fund Class shares of both
                             McMorgan Funds (0.50%) and lower than the annual
                             fund operating expenses (net of voluntary fee
                             waivers) of Class Z shares (0.75%) of the McMorgan
                             Fixed Income Fund. In addition, the waivers and
                             expense reimbursements with respect to the McMorgan
                             Funds are voluntary and therefore may be
                             discontinued at any time. On the other hand, the
                             MainStay Fund waivers and expense reimbursements
                             are contractual and will continue in effect after
                             the Reorganizations. The expense limitation may be
                             modified or terminated only with the approval of
                             the MainStay Trust Board.


PERFORMANCE OF THE MCMORGAN FUNDS

     The MainStay Fund is a new fund and as of the date of this Proxy Statement/Prospectus does not have a performance history. From its inception, the McMorgan Funds have each been managed by McMorgan & Company, which will manage the MainStay Fund in the capacity of the MainStay Fund's sub-advisor. Following the Reorganizations, the MainStay Fund will succeed to the performance history of the McMorgan Intermediate Fixed Income Fund.

     The bar chart and tables below indicate some of the risks of investing in the McMorgan Funds. The bar chart shows you how the McMorgan Funds' performance has varied over the last ten years. The table shows how the McMorgan Funds' average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of broad-based securities market indices. Average Annual Total Returns reflect actual service and/or distribution fees. Absent applicable expense limitations and/or fee waivers/reimbursements, performance would have been lower. Performance data for the classes varies based on differences in their fee and expense structures.

     As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

     MCMORGAN FUND. The inception date of McMorgan Fund Class shares is July 14, 1994. The inception date of the Class Z shares of the McMorgan Intermediate Fixed Income Fund is February 1, 2001. The inception date of the Class Z shares of the McMorgan Fixed Income Fund is September 4, 2001. For periods prior to the inception date of the Class Z shares, performance information in the table with respect to the McMorgan Fixed Income Fund is the performance of the McMorgan Fixed Income Fund's McMorgan Fund Class shares. The assets of each class of a McMorgan Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class' fees and expenses. With respect to the McMorgan Fixed Income Fund, Class Z fees and expenses are higher than those of the McMorgan Fund Class, and had Class Z existed prior to 2001, the performance would have been slightly lower than the McMorgan Fund Class returns shown.

CALENDAR YEAR TOTAL RETURN

[McMorgan Intermediate Fixed Income Fund Bar Chart - McMorgan Fund Class]

7.91%   7.81%   -0.31%   9.84%   7.98%   7.90%   3.75%   3.31%   0.96%   4.82%
1997    1998     1999    2000    2001    2002    2003    2004    2005    2006

Best quarter: 4.78%%, for the quarter ended September 30, 2001.
Worst quarter: -2.62%, for the quarter ended June 30, 2004.

[McMorgan Fixed Income Fund Bar Chart - McMorgan Fund Class]

9.53%   8.52%   -2.18%   11.55%   7.02%   10.93%   4.14%   4.51%   1.72%   4.01%
1997    1998     1999     2000    2001     2002    2003    2004    2005    2006

Best quarter: 5.72%, for the quarter ended September 30, 2002.
Worst quarter: -3.57%, for the quarter ended June 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006)


                                                  1 YEAR   5 YEARS   10 YEARS
                                                  ------   -------   --------
MCMORGAN INTERMEDIATE FIXED INCOME FUND

Return Before Taxes
   McMorgan Fund Class                              4.82%    4.12%    5.35%
Return After Taxes on Distributions (McMorgan       3.21%    2.46%    3.31%
Fund Class)
Return After Taxes on Distributions and Sale        3.10%    2.56%    3.33%
of Fund Shares (McMorgan Fund Class)
Lehman Brothers Intermediate U.S.                   4.08%    4.53%    5.81%
Government/Credit Index(1)

MCMORGAN FIXED INCOME FUND
Return Before Taxes
   McMorgan Fund Class                              4.01%    5.02%    5.89%
   Class Z                                          3.84%    4.77%    5.63%
Return After Taxes on Distributions (McMorgan       2.33%    3.21%    3.77%
Fund Class)
Return After Taxes on Distributions and Sale        2.57%    3.23%    3.74%
of Fund Shares (McMorgan Fund Class)
Lehman Brothers U.S. Government/Credit Index(2)     3.78%    5.17%    6.26%


(1) The Lehman Brothers Intermediate U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds with less than 10 years to maturity, and reflects no deduction for fees, expenses or taxes.

(2) The Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

COMPARISON OF GOVERNING INSTRUMENTS

     The following is only a summary of certain characteristics of the Trust Instrument of the McMorgan Trust (the "McMorgan Trust Instrument"), the MainStay Funds Declaration of Trust (the "MainStay Declaration of Trust") and the respective By-Laws of the McMorgan Trust and the MainStay Trust, and is not a complete description of those documents. Shareholders should refer to the McMorgan Trust Instrument, MainStay Declaration of Trust, the By-Laws of the Funds, applicable Delaware law and applicable Massachusetts law directly for more complete information. Certain characteristics of the operations of the Delaware and Massachusetts law applicable to the McMorgan Trust and MainStay Trust, respectively, are summarized below. The following is not a complete description of these laws.

     FORMS OF ORGANIZATION


     The McMorgan Funds are series of the McMorgan Trust, an open-end management investment company registered with the SEC under the 1940 Act. The McMorgan Trust is organized as a Delaware statutory trust, and is governed by the McMorgan Trust Instrument, By-Laws, and by applicable Delaware and federal law. The McMorgan Intermediate Fixed Income Fund offers McMorgan Fund Class shares. The McMorgan Fixed Income Fund offers McMorgan Fund Class and Class Z shares.


     The MainStay Fund is a series of MainStay Trust, an open-end management investment company registered with the SEC under the 1940 Act. The MainStay Trust is organized as a Massachusetts business trust, and is governed by the MainStay Declaration of Trust, By-Laws, and by applicable Massachusetts and federal law. The MainStay Fund offers only Class I shares.

     The Trustees for both the McMorgan Trust and the MainStay Trust oversee the actions of the investment adviser of the respective Funds, decide on general policies and oversee the officers of the McMorgan Trust and MainStay Trust, who conduct and supervise the daily business of the Funds.

     LIABILITY AND INDEMNIFICATION OF TRUSTEES, OFFICERS AND EMPLOYEES

     The McMorgan Trust Instrument and MainStay Declaration of Trust each (1) disclaims personal liabilities for Trustees acting in their capacity as such;
(2) disclaims personal liabilities for acts and omissions of officers and employees of the McMorgan Trust and the MainStay Trust, respectively; and (3) generally provides for indemnification for Trustees against liabilities and expenses incurred with regard to actions brought against the Trustees in their capacity as such.

     SHAREHOLDER LIABILITY AND INDEMNIFICATION

     Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that McMorgan Trust or a shareholder is subject to the jurisdiction of courts to those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the McMorgan Trust Instrument: (1) contains an express disclaimer of shareholder liability for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the McMorgan Trust or by or on behalf of any McMorgan Trust series; (2) provides for indemnification out of the assets belonging to the applicable series of the McMorgan Trust for any shareholder held personally liable solely by reason of having been a shareholder of a series of McMorgan Trust and not because of that shareholder's acts or omissions or some other reason; and (3) provides that McMorgan Trust will assume the defense of any claim made against a shareholder of a series of the McMorgan Trust for any act or obligation of the series and satisfy any judgment thereon from the assets of the series. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by McMorgan Trust or a series of McMorgan Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable series is unable to meet its obligations to indemnify a shareholder.


     Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of MainStay Trust could, under certain circumstances, be held personally liable as partners for MainStay Trust's obligations. Even if, however, MainStay Trust was held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the MainStay Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the MainStay Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of MainStay Trust or the Trustees of the MainStay Trust. The MainStay Declaration of Trust also provides for indemnification out of MainStay Trust's property for any shareholder held personally liable for MainStay Trust's obligations.


     SHAREHOLDER MEETINGS AND VOTING RIGHTS

     The McMorgan Trust Instrument provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; and (3) any additional matter relating to the McMorgan Trust as may be required by law, by the McMorgan Trust Instrument or as the Trustees may consider desirable. Except when a larger quorum is required by the applicable governing documents or other law, one-third of the outstanding shares entitled to vote in person or by proxy constitutes a quorum for the transaction of business at a shareholders' meeting. Matters presented at a meeting may be decided by a majority of the shares voted in person or by proxy, except with respect to the election of Trustees, which requires a plurality, or unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act.

     The MainStay Declaration of Trust provides that its shareholders shall have the power to vote only: (1) for the election of Trustees to the extent and as provided therein; (2) for the removal of Trustees to the extent and as provided therein; (3) with respect to any investment advisory or management contract; (4) for the termination of the MainStay Trust to the extent and as provided therein;
(5) with respect to amendments of the MainStay Declaration of Trust to the extent and as provided therein; (6) with respect to any merger, consolidation or sale of assets involving the MainStay Trust; (7) with respect to incorporation of the MainStay Trust; (8) to the same extent as stockholders of

Massachusetts business corporations as to whether a claim should be brought as a class action or derivatively on behalf of the MainStay Trust, a series of the MainStay Trust or shareholders; (9) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (10) on such additional matters relating to the MainStay Trust as may be required or authorized by law, the MainStay Declaration of Trust, or the By-laws or any registration of the MainStay Trust with the SEC or any State, or as the Trustees may consider desirable.

     A majority of the holders of shares entitled to vote, represented in person or by proxy, is necessary to establish a quorum for the transaction of business at a meeting of shareholders. Except when a larger vote is required by law, by the MainStay Declaration of Trust, or by By-laws of the MainStay Trust, a majority of votes may decide any matter presented to the shareholders at the meeting, except that Trustees are elected by a plurality of votes.

COMPARISON OF INVESTMENT MANAGEMENT AGREEMENTS

     The Reorganizations will result in shareholders moving from the McMorgan Funds, with McMorgan & Company as the investment adviser, to the MainStay Fund with NYLIM as the investment adviser and McMorgan & Company as the sub-adviser. The principal terms of the Investment Advisory Agreement between the McMorgan Trust and McMorgan & Company that governs the management of the McMorgan Fund's assets (the "McMorgan Advisory Agreement") are substantially similar to the principal terms of the Amended and Restated Management Agreement between the MainStay Funds and NYLIM for the management of the MainStay Fund's assets (the "MainStay Advisory Agreement"). For information on the advisory fees paid to McMorgan & Company and NYLIM with respect to each Fund and pursuant to these agreements, please see "Comparison of Fees and Expenses," above.

     ADVISORY SERVICES

     Each agreement contains substantially similar provisions regarding the advisory services to be provided. The adviser to each Fund is obligated to manage the investment and reinvestment of the assets of its respective Fund. Each adviser is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions is obtained. NYLIM is explicitly required pursuant to the MainStay Advisory Agreement to keep all books and records of the MainStay Fund. The McMorgan Advisory Agreement contains no such explicit requirement, although, under that agreement, McMorgan & Company has undertaken to provide administrative duties which may generally be understood to include recordkeeping.

     NYLIM is explicitly authorized under the MainStay Advisory Agreement to delegate any or all of its duties to one or more sub-advisers or sub-administrators. The McMorgan Advisory Agreement contains no similar provision; however, neither does it prohibit such delegation.

     INVESTMENT ADVISER LIABILITY

     The McMorgan Advisory Agreement provides that McMorgan & Company will not be liable for the losses of the McMorgan Fund with respect to its obligations and duties under its Advisory Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the adviser. The MainStay Advisory Agreement provides that NYLIM will not be liable for the losses of the MainStay Fund with respect to its obligations and duties under agreement in the absence of willful misfeasance, bad faith or gross negligence by NYLIM. Additionally, both advisory agreements provide for indemnification of the adviser, its general partner, and the shareholders, directors, officers and employees against certain losses by the McMorgan Fund.

     TERMINATION OF THE AGREEMENTS

     Each agreement is subject to annual renewal by vote of the Fund's Trustees or by vote of the majority of the outstanding shares of the Fund. Each agreement otherwise allows for the termination of the agreement upon a majority vote of either the Trustees or the outstanding shares, upon 60 days' written notice to either party by the other or, as required under the 1940 Act, upon its assignment.

     EXEMPTIVE ORDER


     Each Fund and its investment adviser may rely on an exemptive order (the "Order") from the SEC permitting the investment adviser, on behalf of the Fund and subject to the approval of the Board of the Fund, including a majority of the Independent Trustees, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. This authority is subject to certain conditions. The Fund would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new sub-adviser. The MainStay Fund, unlike the McMorgan Fund, has received shareholder approval to allow NYLIM, its investment adviser, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. NYLIM has advised the McMorgan Fund that it has no current intention to replace McMorgan & Company with an unaffiliated sub-adviser for the MainStay Funds.


COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund declares and pays income dividends, if any, monthly, and capital gains, if any, annually. Each Fund pays dividends and other distributions on a per-share basis.

COMPARISON OF MINIMUM INITIAL AND SUBSEQUENT PURCHASE AMOUNTS

     An investor investing in McMorgan Fund Class shares of the McMorgan Funds ordinarily must invest at least $5,000 ($250 for retirement plans), and thereafter may make additional investments of at least $250. There are no investment minimums for Class Z shares of the McMorgan Fixed Income Fund. An individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount. McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganizations will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganizations; provided, however, that if a shareholder redeems all Class I shares of the MainStay Fund held by the shareholder, such shareholder will need to meet the minimum initial investment amount described above with respect to any new purchases of Class I shares. With respect to the MainStay Fund, there is no minimum initial or subsequent purchase amounts for institutional investors.

OTHER COMPARATIVE INFORMATION

     The McMorgan Funds and the MainStay Fund are series of different trusts that have different boards of trustees and certain different officers. The McMorgan Board has three independent Trustees and one interested Trustee; the MainStay Board has seven independent Trustees and one interested Trustee. See the Statement of Additional Information of the McMorgan Fund dated November 3, 2006, as supplemented, and the Statement of Additional Information of the MainStay Fund dated March 1, 2007, as supplemented, for a list of their respective Trustees and officers. The Funds also have different Chief Compliance Officers that oversee compliance programs that, while separate, are coordinated in many respects. The procedures followed by the Funds that are designed to prevent market timing are substantially the same.

     The McMorgan Funds and the MainStay Fund also have different independent accountants and legal counsel. The fiscal year-end for each Fund is October 31.

                      INFORMATION ABOUT THE REORGANIZATIONS

REASONS FOR THE REORGANIZATIONS

     The Reorganizations are part of a larger restructuring plan (the "Restructuring Plan") proposed by McMorgan and NYLIM. The consolidation will be effected by reorganizing certain funds in the McMorgan Trust into existing and new funds of the MainStay Trust, by liquidating the remaining funds in the McMorgan Trust, and by dissolving the McMorgan Trust. The Restructuring Plan was proposed by McMorgan and NYLIM in large part due to the fact that the relatively small asset size of the McMorgan Trust did not justify the expense of operating the McMorgan Trust as a separate entity and that the prospects for asset growth within the McMorgan Trust were limited.

     After reviewing the alternatives, McMorgan and NYLIM concluded that the best option for the shareholders of the McMorgan Funds was to combine the McMorgan Funds into the newly-created MainStay Fund in the Reorganizations. McMorgan and NYLIM reasoned that the Reorganizations would provide McMorgan Fund shareholders with the consistency of a substantially similar investment strategy and with the same investment team at a lower level of net operating expenses. At the same time, McMorgan and NYLIM offer McMorgan Fund shareholders the opportunity to exchange their McMorgan Fund shares for the Class I shares of the other funds in the MainStay Trust, and to purchase additional Class I shares of such funds, without sales load or minimum investment requirements.


     With the addition of the assets of the McMorgan Funds, the MainStay Trust expects to benefit from the Reorganizations primarily by broadening the product line of the MainStay Trust to include an institutional intermediate term bond fund. McMorgan and NYLIM expect to benefit from the Reorganizations by retaining the assets of the McMorgan Funds, increasing the assets of the MainStay Trust, reducing their obligation to subsidize the expenses associated with the McMorgan Funds, and allowing McMorgan to focus on the investment management of the MainStay Fund.


BOARD CONSIDERATIONS


     NYLIM presented an initial restructuring proposal to the McMorgan Trust Board in May 2006. The McMorgan Trust Board, including its three independent trustees, considered this proposal at meetings held on May 16, 2006, May 22, 2006, August 23, 2006, and November 30, 2006. NYLIM presented a revised restructuring proposal to the McMorgan Trust Board in March 2007. The McMorgan Trust Board considered the revised proposal at a meeting held on March 15, 2007 and approved the Restructuring Plan, including the Reorganizations, at a meeting held on June 6, 2007. The final terms of and documentation for the Reorganizations were then approved by the McMorgan Trust Board at a meeting held on August 21, 2007.


     In conjunction with these meetings, the McMorgan Trust Board requested and received written materials and oral presentations from NYLIM and McMorgan relating to the Reorganizations. The independent trustees also had the opportunity to speak by telephone or in person with certain of the trustees and officers of the MainStay Trust. In addition, the McMorgan Trust Board was familiar with the past services and performance of NYLIM and its affiliates (as the current sub-adviser of other funds of the McMorgan Trust, and as administrator, accounting agent, and transfer agent for the McMorgan Funds), and had reviewed these services and performance at the same or previous meetings. During the deliberations of the McMorgan Trust Board, the McMorgan Trust was advised by outside fund counsel and the independent trustees were advised by separate independent trustees counsel.

     In evaluating the Reorganizations, the McMorgan Trust Board, including the independent trustees, considered the following factors, among others:


     Investment Management. The McMorgan Trust Board reviewed the investment management services to be provided by the MainStay Fund. The McMorgan Funds and the MainStay Fund employ the same portfolio management team. The investment objectives, strategies, restrictions and risks of the MainStay Fund are substantially similar to those of the McMorgan Funds, except that the average weighted duration of the MainStay Fund will be somewhat shorter than that of the McMorgan Fixed Income Fund. It was noted that the McMorgan Intermediate Fixed Income Fund was larger than the McMorgan Fixed Income Fund and that, while the McMorgan Fixed Income Fund had better absolute investment performance than the McMorgan Intermediate Fixed Income Fund, the McMorgan Intermediate Fixed Income Fund had better investment performance relative to its peers than the McMorgan Fixed Income Fund. The McMorgan Trust Board compared the terms of the existing advisory agreement with McMorgan and the terms of the new advisory and sub-advisory agreements with NYLIM and McMorgan. It was noted that under the new investment advisory agreement with NYLIM, NYLIM could delegate its services to another unaffiliated adviser or sub-adviser with the approval of the MainStay Trust Board, but without the approval of the shareholders of the MainStay Fund. NYLIM has advised the McMorgan Fund that it has no current intention to replace McMorgan & Company with an unaffiliated sub-adviser.



     Fund Fees and Expenses. The McMorgan Trust Board compared the management fees and estimated annual operating expenses of the McMorgan Funds and the MainStay Fund. It was noted that the management fee rate for the MainStay Fund was the same as the current management fee rate for the McMorgan Funds. After applicable waivers and expense reimbursements, it was expected that the net annual operating expense ratio of the Class I shares of the MainStay Fund would be the same as that of the McMorgan Fund Class shares of both McMorgan Funds and significantly lower than the Class Z shares of the McMorgan Fixed Income Fund. In addition, before such waivers and expense reimbursements, it was expected that the gross annual operating expense ratio of the Class I shares of the MainStay Fund after consummation of the Reorganizations would be lower than that of the McMorgan Fund Class shares and significantly lower than that of the Class Z shares of the McMorgan Fixed Income Fund. The lower gross annual operating expense ratio would be due primarily to the combination of assets of the McMorgan Funds, the sharing of common expenses within the much larger MainStay Trust and, with respect to the Class Z shares of the McMorgan Fixed Income Fund, the elimination of the 0.25% Rule 12b-1 fee. It was noted that any reduction in the gross annual operating expenses of the MainStay Fund that exceeded the NYLIM waiver and expense reimbursement, or that could be recouped by NYLIM, would inure to the benefit of NYLIM, not the MainStay Fund.


     Distribution. The McMorgan Trust Board considered the relatively small size and limited growth prospects of the McMorgan Funds, as well as the current plans of NYLIM and its affiliates for marketing the shares of the MainStay Fund. The MainStay Trust is more widely distributed than the McMorgan Trust, creating a potential for growth in the assets of the MainStay Fund. Larger asset size can reduce transaction costs and improve portfolio diversification. Larger asset size also can give rise to economies of scale, as fixed costs are spread across a larger asset base and as breakpoints in asset-based fees are achieved. It was noted that the Class Z shares of the McMorgan Fixed Income Fund currently pay a 0.25% Rule 12b-1 fee to help finance the distribution of those shares and that the Class I shares of the MainStay Fund do not charge such a fee. Absent the adoption of a Rule 12b-1 plan by the MainStay Trust Board and the shareholders of the MainStay Fund, any financing for the distribution of the Class I shares would need to be provided by NYLIM or its affiliates.


     Shareholder Services and Fees. The McMorgan Trust Board reviewed the effect of the Reorganizations on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders. It was noted that shareholders of the McMorgan Funds currently are permitted to exchange their shares for the Class I shares of other investment portfolios of the MainStay Trust and to purchase additional Class I shares from those portfolios, without incurring a sales load or meeting a minimum investment requirement. It was also noted that the MainStay Trust offered certain additional shareholder services, including an enhanced website and a 24 hour telephone call center.


     Other Service Providers. The McMorgan Trust Board considered the entities that would provide services to the MainStay Fund other than the investment manager. The McMorgan Funds and the MainStay Fund are served by the same distributor, administrator and accounting agent, sub-administrator and sub-accounting agent, transfer agent, sub-transfer agent and custodian, while the MainStay Fund employs a different independent registered public accounting firm and different outside legal counsel.


     Governance. The McMorgan Trust Board considered the governance structure of the MainStay Fund and the MainStay Trust. The MainStay Fund is managed by a Board of Trustees and officers, is governed by laws and organizational documents, and uses certain internal policies and procedures that are different from those of the McMorgan Funds. Among other things, the McMorgan Trust Board reviewed the qualifications of the MainStay Trust Board and officers and the compliance program and compliance history of the MainStay Trust. The McMorgan Trust Board also reviewed material differences in the laws, organizational documents and internal policies and procedures applicable to the MainStay Fund.



     The Reorganization Agreements. The McMorgan Trust Board considered the other terms of the Reorganization Agreements, including valuation procedures, expenses and potential unassumed liabilities. It was noted that McMorgan Fund shareholders would receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares using the valuation procedures of the MainStay Fund. It was also noted that NYLIM is required to pay substantially all of the expenses of the Reorganizations, except for the transaction costs and taxes associated with the restructuring of portfolio securities of the McMorgan Fixed Income Fund, which would be borne by the McMorgan Fixed Income Fund. The McMorgan Trust Board considered that the MainStay Fund would assume only the known liabilities of the McMorgan Fund. The McMorgan Trust Board also considered that the McMorgan Trust, on behalf of the McMorgan Fund, and the MainStay Trust, on behalf of the MainStay Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreements.


     Tax Consequences. The McMorgan Trust Board reviewed the tax consequences of the Reorganizations. It was noted that the Reorganizations were intended to qualify as tax-free transactions for federal income tax purposes and that the closing of the Reorganizations was conditioned on the receipt of a legal opinion regarding certain federal income tax consequences of the transactions. It was noted that the McMorgan Funds would lose the use of certain capital loss carryforwards as a consequence of the Reorganizations. It was also noted that most of the shareholders of the McMorgan Funds were tax exempt entities.


     Alternatives. The McMorgan Trust Board reviewed potential alternatives to the Reorganizations, including keeping the McMorgan Funds in the McMorgan Trust as a standalone entity, liquidating the McMorgan Funds, merging the McMorgan Funds into two separate newly-created MainStay funds; merging the McMorgan Funds into an existing fund or funds within the MainStay family, and seeking an unaffiliated investment manager for the McMorgan Trust. The Reorganizations were considered a better option for shareholders than keeping the McMorgan Funds in the McMorgan Trust or liquidating the McMorgan Funds, since the growth prospects of the McMorgan Funds were limited and the Reorganizations provided shareholders the opportunity to receive substantially similar investment and other services at a reduced cost. In addition, it was not clear how long McMorgan was willing to subsidize the McMorgan Trust as a standalone entity. Merging the McMorgan Funds into two separate newly-created MainStay funds was not favored due to the similarity in the investment policies of the McMorgan Funds and the desirability from a cost standpoint of combining the assets of the McMorgan Funds. As to merging the McMorgan Funds into an existing fund or funds within the MainStay family, there were no existing funds with compatible expense structures. Seeking an unaffiliated investment manager for the McMorgan Trust was not considered a viable option because of the relatively small size of the McMorgan Trust and the advisory and other relationships between McMorgan and many of the shareholders of the McMorgan Trust.

     Other Factors. The McMorgan Trust Board also considered, among other factors, the ability of the existing shareholders of the McMorgan Funds to redeem their shares at net asset value, or to exchange their shares for the Class I shares of other MainStay funds, before the Reorganizations; the general stability, reputation, financial condition, and resources of McMorgan, NYLIM and their affiliates; the fact that many of the current shareholders of the McMorgan Funds are investment advisory clients of or are otherwise associated with McMorgan; the potential benefits of the Reorganizations to McMorgan, NYLIM, the MainStay Fund and their affiliates; and the continuation after the Reorganizations of certain insurance and indemnification protections for the independent trustees of the McMorgan Trust.

     McMorgan Trust Board Conclusions. Based on these and other factors, the McMorgan Trust Board determined that the Reorganizations were in the best interests of the McMorgan Funds and the McMorgan Funds' shareholders and that the interests of existing shareholders of the McMorgan Funds would not be diluted as a result of the Reorganizations. The McMorgan Trust Board also resolved to call a meeting of the shareholders of the McMorgan Funds and recommend to shareholders that they vote to approve the Reorganizations.

     MainStay Trust Board Conclusions. At its June 7, 2007 meeting, the MainStay Trust Board determined that the Reorganizations were in the best interests of the MainStay Fund and the MainStay Fund's shareholders and that the interests of existing shareholders of the MainStay Fund would not be diluted as a result of the Reorganizations.

THE REORGANIZATION AGREEMENTS

     The terms and conditions of each Reorganization are set forth in the Reorganization Agreements. Below is a summary of the significant provisions of each Reorganization Agreement, which is qualified in its entirety by reference to the Reorganization Agreements, forms of which are attached as Exhibit A and Exhibit B.


     Each Reorganization Agreement contemplates the transfer of all of the assets of the McMorgan Funds and the assumption of all of the known liabilities of the McMorgan Fund by the MainStay Fund in exchange for shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the McMorgan Funds. Each McMorgan Fund would then distribute to its shareholders the portion of the shares of the MainStay Fund to which each such shareholder is entitled, with each shareholder receiving shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Funds held by that shareholder as of the close of business on the day of the closing of the Reorganizations. Thereafter, the McMorgan Funds would be liquidated and dissolved.



NYLIM intends to transition the McMorgan Fixed Income Fund's portfolio securities prior to the Closing Date to more closely align with the holdings of the McMorgan Intermediate Fixed Income Fund. To accomplish this transition, NYLIM intends to sell certain of the McMorgan Fixed Income Fund's portfolio securities, while buying other securities. Any purchases of securities made by the McMorgan Fixed Income Fund during this period will be consistent with the investment policies and objectives of both Funds. It is expected that as a result of this transition process, the McMorgan Fixed Income Fund will experience portfolio turnover of approximately 12% to 18%, may realize capital gains (which would be passed to McMorgan Fixed Income Fund shareholders), and will incur associated transaction costs estimated to be approximately $7,800, which will be borne by McMorgan Fixed Income Fund shareholders. Because of the significant overlap in the portfolios of the McMorgan Funds, it is not expected that it will be necessary to significantly transition the portfolio of the McMorgan Fixed Income Fund.


     Shareholders of the McMorgan Funds will continue to be able to redeem or exchange their shares, as well as exchange their shares for Class I shares of other MainStay Funds. Redemption or exchange requests received after the Closing Date will be treated as requests received by the MainStay Fund for the redemption or exchange of its shares.

     Generally, the Reorganization Agreements may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the McMorgan Trust or the MainStay Trust, on behalf of either the McMorgan Funds or the MainStay Fund, respectively. In addition, the McMorgan Trust, on behalf of the McMorgan Funds, and the MainStay Trust, on behalf of the MainStay Fund, have each agreed to indemnify the other Fund(s) for certain losses as provided in the Reorganization Agreements.

     The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of the McMorgan Funds. The Reorganization Agreements also require that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by the Boards of Trustees of any of the Funds if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable for the Fund over which it oversees.

TAX CONSEQUENCES OF THE REORGANIZATIONS

     Each Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the McMorgan Funds nor their shareholders, nor the MainStay Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the transaction contemplated by the Reorganization Agreements. As a condition to the closing of the Reorganizations, the Funds will receive an opinion from the law firm of Sutherland Asbill & Brennan LLP to the effect that the Reorganizations will qualify as tax-free reorganizations for Federal income tax purposes (provided that shareholders may recognize taxable income to the extent the McMorgan Funds pay dividends or other distributions prior to the Reorganizations). That opinion will be based in part upon certain assumptions and representations made by the Funds.


     Immediately prior to the Reorganizations, each McMorgan Fund and the MainStay Fund, to the extent necessary, will pay a dividend or dividends which, together with all previous dividends, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to October 31, 2007 (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Any such distributions will result in McMorgan Fund taxable shareholders recognizing taxable income.



     The MainStay Fund will succeed to the holding period and cost basis of all portfolio securities held by the McMorgan Funds that are acquired by the MainStay Fund in the Reorganizations.



     As of the dates indicated below, the McMorgan Funds had the following unused capital loss carryforwards:


MCMORGAN INTERMEDIATE FIXED INCOME FUND                 MCMORGAN FIXED INCOME FUND
----------------------------------------                ---------------------------------------
Unused capital loss carryforwards for      $  747,036   Unused capital loss carryforwards for      $  153,472
fiscal year ended June 30, 2006 (set to                 fiscal year ended June 30, 2006 (set to
expire June 30, 2014):                                  expire June 30, 2014):

Unused capital loss carryforwards for      $2,313,757   Unused capital loss carryforwards for      $1,601,976
fiscal year ended June 30, 2007 (set to                 fiscal year ended June 30, 2007 (set to
expire June 30, 2015):                                  expire June 30, 2015):

Total unused capital loss carryforwards:   $3,060,793   Total unused capital loss carryforwards:   $1,755,488
                                           ----------                                              ----------


     The Reorganizations would impact the use of these loss carryforwards in the following manner: (1) the expiration dates of the loss carryforwards would move up by approximately one year and realign themselves with the fiscal year end of Mainstay Fund; for example, the losses due to expire on June 30, 2014 would expire on October 31, 2013; (2) the loss carryforwards will benefit the shareholders of the combined MainStay Fund, rather than only the shareholders of McMorgan Funds; (3) the loss carryforwards may not be available to offset any capital gains recognized after the Reorganizations that are attributable to appreciation in MainStay Fund's portfolio at the time of the Reorganizations; and (4) the amount of losses that can be utilized in any taxable year is equal to the long-term tax-exempt rate at the time of the Reorganizations multiplied by the aggregate net asset value of each McMorgan Fund at the time of Reorganizations (approximately $2,766,000 per year based on data as of June 30, 2007).

     There is no assurance that the McMorgan Funds would have been able to use any lost capital loss carryforwards in the absence of the Reorganizations.


     While neither the McMorgan Funds nor the MainStay Fund are aware of any adverse state or local tax consequences of the proposed Reorganizations, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

EXPENSES OF THE REORGANIZATIONS


Except for commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the McMorgan Fixed Income Fund in connection with the Reorganizations, substantially all of the expenses relating to the Reorganizations will be borne by NYLIM. The costs of the Reorganizations include, but are not limited to, preparation of the registration statement, printing and distributing this Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, expenses of holding shareholders' meetings, transfer taxes (if any), the fees of banks and transfer agents, and any and all other fees and expenses incurred with respect to the transactions contemplated herein. The expenses in connection with the reorganizations and liquidations of the series of the McMorgan Trust, including the subsequent winding up and termination of the McMorgan Trust, are estimated in the aggregate to amount to approximately $620,000.


MCMORGAN TRUST BOARD


     Upon consummation of the Restructuring Plan, and winding up the affairs of the McMorgan Trust, the independent trustees of the McMorgan Trust will resign from the McMorgan Trust and their responsibilities for the McMorgan Trust will cease. NYLIM has agreed to make a one time payment to the independent trustees in recognition of their past services to the McMorgan Trust, the additional time and effort expended by them in reviewing the Restructuring Plan, and their availability to consult on matters relating to the McMorgan Trust after the Restructuring Plan is consummated. The amount of such payments will range from $22,000 to $76,500 and was based on a formula which took into account the current compensation of each independent trustee and the number of years each independent trustee served on the McMorgan Trust Board. The McMorgan Trust does not maintain a retirement plan for its independent trustees, and no payment will be made to the independent trustees by the McMorgan Trust or the McMorgan Fund. NYLIM has also agreed to maintain liability insurance coverage for the independent trustees for six years, and to indemnify the independent trustees from certain liabilities and expenses for three years, following the Reorganizations. These insurance and indemnification obligations are subject to certain limitations and were designed to continue, in part, similar obligations that the McMorgan Trust currently owes to the independent trustees and that will not be available from the McMorgan Trust once the Restructuring Plan is consummated and the McMorgan Trust ceases operations.


CAPITALIZATION


     The following table shows the capitalization of the McMorgan Funds and the MainStay Funds as of June 30, 2007, and on a pro forma basis as of that date after giving effect to the Reorganizations of both McMorgan Funds with and into the MainStay Fund. The McMorgan Intermediate Fixed Income Fund will be the accounting survivor in the Reorganizations.

                             McMorgan      McMorgan
                               Fixed     Intermediate                     Pro Forma
                              Income     Fixed Income     Pro Forma     Combined After
                               Fund          Fund        Adjustments    Reorganization
                            ----------   ------------   ------------    --------------
Net Assets
McMorgan Fund Class         35,818,269    171,187,774   (207,006,043)             --
Class Z                     30,849,699             --    (30,849,699)             --
Class R1                         1,110             --         (1,110)             --
Class R2                         1,099             --         (1,099)             --
Class I                             --             --    237,855,742     237,855,742
                            ----------    -----------   ------------     -----------
Total                       66,670,177    171,187,774         (2,209)    237,855,742
Net Asset Value Per Share
McMorgan Fund Class              10.57          10.01             --              --
Class Z                          10.58            N/A             --              --
Class R1                         10.58            N/A             --              --
Class R2                         10.56            N/A             --              --
Class I                            N/A            N/A             --           10.01
Shares Outstanding
McMorgan Fund Class          3,387,150     17,095,038    (20,482,188)             --
Class Z                      2,916,712             --     (2,916,712)             --
Class R1                           105             --           (105)             --
Class R2                           104             --           (104)             --
Class I                             --             --             --      23,752,581


            INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISERS

     MCMORGAN FUND. McMorgan & Company, One Bush Street, Suite 800, San Francisco, California 94104, serves as the investment manager of the McMorgan Fund. The predecessor company to McMorgan & Company was founded in 1969. McMorgan & Company is an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusted plans. As of June 30, 2007, McMorgan & Company had approximately $9 billion of assets under management.

     A discussion regarding the basis for the McMorgan Trust Board's approval of the McMorgan Advisory Agreements of the McMorgan Funds is available in the McMorgan Funds' Annual Reports covering the fiscal period ended June 30, 2007.

     MAINSTAY FUND. NYLIM, 51 Madison Avenue, New York, New York 10010, serves as the MainStay Fund's manager. In conformity with the stated policies of the MainStay Fund, NYLIM administers the MainStay Fund's business affairs and manages the investment operations of the MainStay Fund and the composition of the portfolio of the MainStay Fund, subject to the supervision of the Company Board. NYLIM commenced operations in April 2000 and is an independently managed, indirect wholly-owned subsidiary of New York Life. NYLIM provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for MainStay Fund. As of June 30, 2007, NYLIM and its affiliates managed approximately $237 billion in assets.

     NYLIM has delegated its portfolio management responsibilities for the MainStay Fund to McMorgan & Company. NYLIM is responsible for supervising McMorgan & Company in the execution of its responsibilities. Under the supervision of NYLIM, McMorgan & Company is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms for the MainStay Fund. For these services, McMorgan & Company is paid a monthly fee by NYLIM, not the MainStay Fund.

     A discussion regarding the basis for the MainStay Trust Board's approval of the MainStay Advisory Agreement and the Subadvisory Agreement of the MainStay Fund will be available in the MainStay Fund's Annual Report covering the fiscal year ended October 31, 2007.

PORTFOLIO MANAGERS

     The portfolios of the Funds are managed by David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza.

     DAVID BADER. Mr. Bader has been involved with the management of the McMorgan Fund since joining McMorgan & Company in 2002, and has been involved with the management of the MainStay Fund since its inception. Mr. Bader provides credit analysis, portfolio management, and trading for McMorgan & Company's corporate bond investments. Prior to joining McMorgan & Company, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

     ADAM BLANKMAN, CFA. Mr. Blankman has been involved with the management of the McMorgan Fund since joining McMorgan & Company in 1999, and has been involved with the management of the MainStay Fund since its inception. Mr. Blankman provides credit research and analysis to support McMorgan & Company's fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan & Company worked as an analyst with Standard & Poor's. Mr. Blankman holds a Master's degree from Stanford University and a Bachelor's degree from the University of California at Berkeley.

     CONNOR HANCOCK, CFA. Mr. Hancock joined McMorgan & Company in 1994 with a background in financial sales. He has managed the McMorgan Fund since he joined the Investment Department working with the fixed income investment management team, and has managed the MainStay Fund since its inception. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

     JOANNA KARGER, MBA. Ms. Karger has managed the McMorgan Fund since joining McMorgan & Company in September 2003, and has managed the MainStay Fund since its inception. She has 16 years' investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger's responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan & Company, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

     THOMAS P. RANEY. Mr. Raney rejoined McMorgan & Company in 2006 after having served with the firm from 2000 to 2003. He manages the Funds and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney's primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

     MANJU SEAL. Ms. Seal has managed the McMorgan Fund since she joined McMorgan & Company in 2006, and has managed the MainStay Fund since its inception. Ms. Seal has ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan & Company's investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master's degree in Mathematics (1990) and a Master's degree in Music (1993).

     ELIZABETH A. SOUZA, CFA. Ms. Souza joined McMorgan & Company in 1984. Ms. Souza has managed the McMorgan Fund since its inception in 1994 and the MainStay Fund since its recent inception. She has 22 years of investment experience. As senior manager of McMorgan & Company's fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

OTHER SERVICE PROVIDERS

     DISTRIBUTOR. NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as McMorgan Trust's and MainStay Trust's distributor and principal underwriter (the "Distributor"). The Distributor is an indirect, wholly-owned subsidiary of New York Life Insurance Company, LLC.

     TRANSFER AGENT. NYLIM Service Company LLC, ("NYLIM SC") 169 Lackawanna Avenue, Parsippany, New Jersey 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM SC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund's cash dividends to shareholders. NYLIM SC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     The McMorgan Trust, on behalf of the McMorgan Funds, and NYLIM SC, on behalf of the MainStay Fund have entered into a Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"), located at 30 Dan Road, Canton, Massachusetts 02021-2809. Under the agreement, BFDS is paid a fee per account, and receives transaction fees and reimbursement for out-of-pocket expenses incurred in performing certain transfer agency and shareholder recordkeeping services. In connection with providing these services, BFDS deposits cash received in connection with mutual fund transactions in demand deposit accounts with State Street Bank and Trust ("State Street") and retains the interest earnings generated from these accounts.

     ADMINISTRATOR. NYLIM serves as the administrator and accounting services agent for the Funds. The services include overseeing the sub-administrator's day-to-day administration of matters necessary to the Funds' operations, maintaining the books and records of the Funds, calculating each Fund's net asset value in accordance with the provisions of the Fund's current prospectus, and preparing various government reports, tax returns, and proxy materials on behalf of the Funds.

     SUB-ADMINISTRATION AND SUB-ACCOUNTING AGENT. State Street, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by NYLIM.

     CUSTODIAN. State Street serves as custodian for both Funds.


     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 serves as the independent registered public accounting firm for McMorgan Trust. KPMG LLP, 160 Market Street, Philadelphia, Pennsylvania 19103-2499 serves as the independent registered public accounting firm for MainStay Trust.


                                SHAREHOLDER GUIDE

     The following pages are intended to help you understand the costs associated with buying, holding and selling the MainStay Fund's Class I shares.

SUMMARY OF CLASS I SHARES

                               CLASS I
                               -------
Initial sales charge             None
Contingent deferred sales        None
charge (CDSC)
Ongoing distribution and/or      None
service fee (Rule 12b-1 fee)
Shareholder service fee          None
Redemption fee                   None
Purchase maximums                None
Initial sales charge             None
Small Account Fee                 $20

CLASS I CONSIDERATIONS

     - You pay no initial sales charge or CDSC on an investment in Class I shares.

     -    You do not pay any ongoing service or distribution fees.

     -    You may buy Class I shares if you are an:

          -    INSTITUTIONAL INVESTOR

               - that is an employer-sponsored, association or other group retirement plan or employee benefit trust with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

               - that is a financial institution, endowment, foundation or corporation with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

               - that purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

          - INDIVIDUAL INVESTOR--who is initially investing at least $5 million in any fund offered by the MainStay Trust.


          - EXISTING CLASS I SHAREHOLDER--(i) who owned shares of the no-load class of any Fund in the Eclipse family of funds as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004.; (ii) who owned shares of the no-load class of any ICAP Fund as of August 28, 2006, which class was renamed MainStay Class I; or (iii) who becomes a Class I shareholder by exchanging shares of any McMorgan Fund on or after July 2, 2007 or who acquires Class I shares of the MainStay Fund in the Reorganizations.


SMALL ACCOUNT FEES

     Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the funds have implemented a small account fee that was effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the fund deducts directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts, SEP IRA Accounts and 403(b)(7) accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts). This small account fee will be deducted on or about March 1st and September 1st each year. The funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Trust by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

COMPENSATION TO DEALERS

     Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the MainStay Fund and its shareholders. Such compensation varies depending upon the fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.


     - The Distributor or an affiliate, from its own resources, may pay significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of MainStay Trust shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.


     - The Distributor may pay a finder's fee or other compensation to third parties in connection with the sale of MainStay Fund shares and/or shareholders or account servicing arrangements.

     - The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

     - The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell MainStay Fund shares.

     - Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the MainStay Fund and to encourage the sale of the Fund's shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

     Although the MainStay Fund may use financial firms that sell Fund shares to make transactions for the Fund's portfolio, neither the MainStay Fund nor NYLIM will consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect those transactions.

     Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

     For more information regarding any of the types of compensation described above, see the MainStay Fund's SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

     If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the MainStay Fund.

     If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

     You buy shares at NAV. NAV is generally calculated as of the close of regular trading (usually 4 p.m. Eastern Time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Good order means all the necessary information, signatures and documentation have been fully completed. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at the MainStay Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the MainStay Fund.

     When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Fund, or your financial advisor on its behalf, must obtain the following information for each person who opens a new account:

     -    Name;

     -    Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE MAINSTAY FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

     After an account is opened, the MainStay Fund may restrict your ability to purchase additional shares until your identity is verified. The MainStay Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

     The following minimums apply if you are investing in Class I shares of the MainStay Fund.

     - Individual Investors--$5 million for initial purchases of the MainStay Fund and no minimum subsequent purchase amount, and

     - Institutional Investors--no minimum initial or subsequent purchase amounts.

     A minimum initial investment amount may be waived for purchases by the boards, directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.

     For existing Class I shareholders who became Class I shareholders by exchanging shares of any McMorgan Fund on or after July 2, 2007 or by acquiring Class I shares of the MainStay Fund in the Reorganization, there is no minimum initial or subsequent purchase amount.


BUYING AND SELLING MAINSTAY FUND SHARES

OPENING YOUR ACCOUNT - INDIVIDUAL SHAREHOLDERS

                                        HOW                                     DETAILS
                                        ---                                     -------
BY WIRE:             You or your registered representative      The wire must include:
                     should call MainStay Investments
                     toll-free at 1-800-MAINSTAY                -    name(s) of investor(s);
                     (1-800-624-6782) to obtain an account
                     number and wiring instructions. Wire the   -    your account number; and
                     purchase amount to:
                                                                -    the MainStay Fund's Name and Class
                     State Street Bank and Trust Company             of shares.

                     -    ABA #011-0000-28                      Your bank may charge a fee for the wire
                                                                transfer.
                     -    MainStay Funds (DDA #99029415)

                     -    Attn: Custody and Shareholder
                          Services

                     To buy shares the same day, MainStay
                     Investments must receive your wired
                     money by 4 p.m. Eastern Time.

BY PHONE:            Have your investment professional call     MainStay Investments must receive your
                     MainStay Investments toll-free at          application and check, payable to
                     1-800-MAINSTAY (1-800-624-6782) between    MainStay Funds in good order within
                     8 a.m. and 6 p.m. Eastern Time any day     three business days. If not, MainStay
                     the New York Stock Exchange is open.       Investments can cancel your order and
                     Call before 4 p.m. to buy shares at the    hold you liable for costs incurred in
                     current day's NAV.                         placing it.

                                                                Be sure to write on your check:

                                                                -    name(s) of investor(s).

                                                                -    your account number; and

                                                                -    the MainStay Fund's name and Class
                                                                     of shares.

BY MAIL:             Return your completed application with a   Make your check payable to MainStay
                     check for the amount of your investment    Funds.
                     to:

                     MainStay Funds                             -    $1,000 minimum
                     P.O. Box 8401
                     Boston, Massachusetts 02266-8401           Be sure to write on your check:

                     Send overnight orders to:                  -    name(s) of investor(s); and
                     MainStay Funds
                     c/o Boston Financial Data Services         -    the MainStay Fund's name and Class
                     30 Dan Road                                     of shares.
                     Canton, Massachusetts 02021-2809

BUYING ADDITIONAL SHARES OF THE MAINSTAY FUND - INDIVIDUAL SHAREHOLDERS

                                        HOW                                     DETAILS
                                        ---                                     -------
BY WIRE:             Wire the purchase amount to:               The wire must include:

                     State Street Bank and Trust Company        -    name(s) of investor(s);

                     -    ABA #011-0000-28                      -    your account number; and

                     -    MainStay Funds (DDA #99029415)        -    the MainStay Fund's Name and Class
                                                                     of shares.
                     -    Attn: Custody and Shareholder
                          Services                              Your bank may charge a fee for the wire
                                                                transfer.

                     To buy shares the same day, MainStay
                     Investments must receive your wired
                     money by 4 p.m. Eastern Time.

ELECTRONICALLY:      Call MainStay Investments toll-free at     Eligible investors can purchase shares
                     1-800-MAINSTAY (1-800-624-6782) between    by using electronic debits from a
                     8 a.m. and 6 p.m. Eastern Time any day     designated bank account.
                     the New York Stock Exchange is open to
                     make an ACH purchase; call before 4 p.m.   The maximum ACH purchase amount is
                     to buy shares at the current day's NAV;    $100,000.
                     or visit us at www.mainstayfunds.com.

BY MAIL:             Address your order to:                     Make your check payable to MainStay
                     MainStay Funds                             Funds.
                     P.O. Box 8401
                     Boston, Massachusetts 02266-8401           Be sure to write on your check:

                     Send overnight orders to:                  -    name(s) of investor(s); and
                     MainStay Funds
                     c/o Boston Financial Data Services         -    the MainStay Fund's name and Class
                     30 Dan Road                                     of shares.
                     Canton, Massachusetts 02021-2809

SELLING SHARES - INDIVIDUAL SHAREHOLDERS

                                        HOW                                     DETAILS
                                        ---                                     -------
BY CONTACTING YOUR                                              -    You may sell (redeem) your shares
FINANCIAL ADVISOR:                                                   through your financial advisor or
                                                                     by any of the methods described
                                                                     below.

BY PHONE:            TO RECEIVE PROCEEDS BY CHECK:              -    MainStay Investments will only send
                                                                     checks to the account owner at the
                     Call MainStay Investments toll-free at          owner's address of record and
                     1-800-MAINSTAY (1-800-624-6782) between         generally will not send checks to
                     8 a.m. and 6 p.m. Eastern Time any day          addresses on record for 30 days or
                     the New York Stock Exchange is open.            less.
                     Call before 4 p.m. Eastern Time to sell
                     shares at the current day's NAV.           -    The maximum order MainStay
                                                                     Investments can process by phone is
                                                                     $100,000.

                     TO RECEIVE PROCEEDS BY WIRE:               -    Generally, after receiving your
                                                                     sell order by phone, MainStay
                     Call MainStay Investments toll-free at          Investments will send the proceeds
                     1-800-MAINSTAY (1-800-624-6782) between         by bank wire to your designated
                     8 a.m. and 6 p.m. Eastern Time any day          bank account the next business day,
                     the New York Stock Exchange is open.            although it may take up to seven
                     Eligible investors may sell shares and          days to do so. Your bank may charge
                     have proceeds electronically credited to        you a fee to receive the wire
                     a designated bank account.                      transfer.

                                                                -    MainStay Investments must have your
                                                                     bank account information on file.

                                                                -    The minimum wire transfer amount is
                                                                     $1,000.

                     TO RECEIVE PROCEEDS ELECTRONICALLY BY      -    MainStay Investments must have your
                     ACH:                                            bank account information on file.

                     Call MainStay Investments toll-free at     -    Proceeds may take 2-3 days to reach
                     1-800-MAINSTAY (1-800-624-6782) between         your bank account.
                     8 a.m. and 6 p.m. Eastern Time any day
                     banks and the New York Stock Exchange      -    There is no fee from MainStay
                     are open; or visit us at                        Investments for this transaction.
                     www.mainstayfunds.com.
                                                                -    The maximum ACH transfer amount is
                                                                     $100,000.

                                        HOW                                     DETAILS
                                        ---                                     -------
BY MAIL:             Address your order to:                     Write a letter of instruction that
                     MainStay Funds                             includes:
                     P.O. Box 8401
                     Boston, Massachusetts 02266-8401           *    your name(s) and signature(s);

                     Send overnight orders to:                  *    your account number;
                     MainStay Funds
                     c/o Boston Financial Data Services         *    the MainStay Fund's name and Class
                     30 Dan Road                                     of shares; and
                     Canton, Massachusetts 02021-2809
                                                                *    dollar or share amount you want to
                                                                     sell.

                                                                Obtain a MEDALLION SIGNATURE GUARANTEE
                                                                or other documentation, as required.

                                                                There is a $15 fee for checks mailed to
                                                                you via overnight service.

GENERAL POLICIES

BUYING SHARES

     - All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers' checks, personal money orders, credit card convenience checks, cash or starter checks.

     - MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

     - If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the MainStay Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

     - The MainStay Fund may, in its discretion, reject, in whole or in part, any order for the purchase of shares.

     - To limit the MainStay Fund's expenses, the MainStay Trust does not issue share certificates.

SELLING SHARES

     - If you have share certificates, you must return them with a written redemption request.

     - Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

     - If you buy shares by check or by ACH purchase and quickly decide to sell them, the MainStay Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

     - There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

     - Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

     - Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

     - MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

     - MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

          - MainStay Investments does not have on file required bank information to wire funds;

          -    the proceeds from the sale will exceed $100,000;

          - the proceeds of the sale are to be sent to an address other than the address of record; or

          - the proceeds are to be payable to someone other than the account holder(s).

     - In the interest of all shareholders, the MainStay Fund reserves the right to:

          - change or discontinue the exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

          - change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or

          -    change the minimum investment amounts.

ADDITIONAL INFORMATION

     The policies and fees described in this Proxy Statement/Prospectus govern transactions with the MainStay Fund. If you invest through a third party--e.g., a bank, broker, 401(k), financial advisor or financial supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

     From time to time, the MainStay Fund may close and reopen to new investors or new share purchases at its discretion. If the MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in the MainStay Fund. If the MainStay Fund is closed to new investors, you may not exchange shares from other funds offered by the MainStay Trust for shares of the MainStay Fund unless you are already a shareholder of the MainStay Fund.

MEDALLION SIGNATURE GUARANTEES

     A Medallion Signature Guarantee helps protect against fraud. To protect your account, the MainStay Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

     Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

INVESTING FOR RETIREMENT

     Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact us at 1-800-MAINSTAY (1-800-624-6782) for further details.

     You can purchase shares of the MainStay Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the MainStay Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

     Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

     [Sidebar begins]: Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied.

     Convenient, Yes... But Not Risk-Free.

     Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay's Audio Response

System or the internet, you bear the risk of any loss from your errors unless the MainStay Fund or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay Funds:

     -    all phone calls with service representatives are tape recorded; and

     - written confirmation of every transaction is sent to your address of record.

     The MainStay Fund and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

[Sidebar ends]

PURCHASES-IN-KIND

     You may purchase shares of the MainStay Fund by transferring securities to the MainStay Fund in exchange for MainStay Fund shares ("in kind purchase"). In kind purchases may be made only upon the MainStay Fund's approval and determination that the securities are acceptable investments for the Fund, and are purchased consistent with the MainStay Fund's procedures relating to in kind purchases.

REDEMPTIONS IN KIND

     The MainStay Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the MainStay Fund's portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing--Individual Shareholders Only

The MainStay Fund offers three automatic investment plans:

     1. AutoInvest. If you obtain authorization from your bank, you can automatically debit your designated bank account to:

          -    make regularly scheduled investments; and/or

          -    purchase shares whenever you choose.

     2. Dividend reinvestment. Automatically reinvest dividends and distributions from the MainStay Fund back into the Fund or into the same Class of any other MainStay Fund.

     3. Payroll deductions. If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN--INDIVIDUAL SHAREHOLDERS ONLY

     Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form. The MainStay Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

EXCHANGING SHARES AMONG MAINSTAY TRUST

     You exchange shares when you sell all or a portion of shares in a fund offered by the MainStay Trust and use the proceeds to purchase shares of the same class of another fund offered by the MainStay Trust at NAV. An exchange of shares of one fund for shares of another fund will be treated as a sale of shares of the first fund and as a purchase of shares of the second fund. Any gain on the transaction may be subject to taxes. You may make exchanges from a fund offered by the MainStay Trust to another such fund by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one fund offered by the MainStay Trust to the same class of another such fund. While shareholders generally may not exchange shares between classes, effective July 2, 2007, shareholders of McMorgan Class and Class Z shares of any series of the McMorgan Trust may exchange their shares for Class I shares of any other MainStay Fund.

     You may also exchange shares of the MainStay Fund for the Class I shares, if offered, of any series of certain other open-end investment companies sponsored, advised, or administered by NYLIM or any affiliate thereof, which are offered in separate prospectuses, including:

- MainStay All Cap Growth Fund
- MainStay Balanced Fund
- MainStay Capital Appreciation Fund
- MainStay Cash Reserves Fund
- MainStay Common Stock Fund
- MainStay Conservative Allocation Fund
- MainStay Diversified Income Fund
- MainStay Floating Rate Fund
- MainStay Global High Income Fund
- MainStay Government Fund
- MainStay Growth Allocation Fund
- MainStay Growth Equity Fund*
- MainStay High Yield Corporate Bond Fund
- MainStay ICAP Equity Fund
- MainStay ICAP International Fund
- MainStay ICAP Select Equity Fund
- MainStay Income Manager Fund
- MainStay Indexed Bond Fund
- MainStay Intermediate Term Bond Fund
- MainStay International Equity Fund
- MainStay Large Cap Growth Fund
- MainStay Large Cap Opportunity Fund*
- MainStay MAP Fund
- MainStay Mid Cap Growth Fund
- MainStay Mid Cap Opportunity Fund
- MainStay Mid Cap Value Fund
- MainStay Moderate Allocation Fund
- MainStay Moderate Growth Allocation Fund
- MainStay Retirement 2010 Fund
- MainStay Retirement 2020 Fund
- MainStay Retirement 2030 Fund
- MainStay Retirement 2040 Fund
- MainStay Retirement 2050 Fund
- MainStay S&P 500 Index Fund
- MainStay Short Term Bond Fund
- MainStay Small Cap Growth Fund
- MainStay Small Cap Opportunity Fund
- MainStay Small Cap Value Fund
- MainStay Total Return Fund
- MainStay Value Fund
- MainStay 130/30 Core Fund
- MainStay 130/30 Growth Fund
- MainStay 130/30 International Fund

*    Offered only to residents of Connecticut, Maryland, New Jersey, and New
     York.

     Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling The Mainstay Funds at 1-800-MAINSTAY (1-800-624-6782).

     You may not exchange shares of the MainStay Fund for shares of another fund in the MainStay complex that is closed to new investors unless you are already a shareholder of that fund. You may not exchange shares of a fund offered by the MainStay Trust for shares of another such fund that is closed to new share purchases or not offered for sale in your state.

     The exchange privilege is not intended as a vehicle for short term trading, nor is the MainStay Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges" in this section).

     The MainStay Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

     The MainStay Fund is not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of the MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the MainStay Fund's investment strategies or negatively impact the MainStay Fund's performance. For example, NYLIM might have to maintain more of the MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. To the extent that the MainStay Fund invests in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities), it may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchange but prior to the close of the New York Stock Exchange. Accordingly, the MainStay Trust Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. The MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

     The MainStay Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Fund. In addition, the MainStay Fund reserves the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Proxy Statement/Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect the MainStay Fund or its operations, including those from any individual or group who, in the MainStay Fund's judgment, is likely to harm shareholders. Pursuant to the MainStay Fund's policies and procedures, the MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Chief Compliance Officer of the MainStay Trust, among others, and are subject to MainStay Trust Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund's policies and procedures, the MainStay Fund does not accommodate, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

     The MainStay Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in the MainStay Fund's shares. As part of this surveillance process, the MainStay Fund examines transactions in the MainStay Fund's shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, the MainStay Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in the MainStay Fund. The MainStay Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate the MainStay Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Chief Compliance Officer of the Mainstay Trust that such investment programs and strategies are consistent with the foregoing.

     While the MainStay Fund discourages excessive or short-term trading, there is no assurance that the MainStay Fund or its procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Fund's ability to reasonably detect all such trading may be limited, for example, where the MainStay Fund must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to the MainStay Fund's shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

DETERMINING THE MAINSTAY FUND'S SHARE PRICES (NAV) AND THE VALUATION OF SECURITIES.

     The MainStay Fund generally calculates the value of the Fund (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm

Eastern Time) every day the Exchange is open. The MainStay Fund does not determine NAV on days the Exchange is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share for a class of shares is determined by dividing the value of the MainStay Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the MainStay Fund's investments is generally based on current market prices. If current market values are not available or, in the judgment of NYLIM, do not accurately reflect the fair value of a security, investments will be valued by another method that the MainStay Trust Board believes in good faith accurately reflects fair value. Changes in the value of the MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless NYLIM deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the MainStay Trust Board. The MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. The NAV of the MainStay Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

     The MainStay Trust Board has adopted valuation procedures for the MainStay Fund and has delegated day-to-day responsibility for fair value determinations to the MainStay Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the MainStay Trust Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The MainStay Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets.

PORTFOLIO HOLDINGS INFORMATION

     A description of the MainStay Fund's policies and procedures with respect to the disclosure of the MainStay Fund's portfolio securities holdings is available in the MainStay Fund's SAI. MainStay Trust publishes quarterly a list of the MainStay Fund's ten largest holdings and publishes monthly a complete schedule of the MainStay Fund's portfolio holdings on the Internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the MainStay Fund's schedule of portfolio holdings is provided monthly no earlier than 30 days after the end of the reported month. In addition, disclosure of the MainStay Fund's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The MainStay Fund's quarterly holdings information is also provided in the annual report and semiannual report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

[Sidebar begins:]

FUND EARNINGS

If you prefer to reinvest dividends and/or capital gains in another fund, you must first establish an account in that class of shares of that fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the MainStay Fund's SAI.

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

[Sidebar ends]

Dividends and Interest. Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

When the MainStay Fund Pays Dividends. The MainStay Fund declares and pays any dividends, to the extent income is available, at least once a year, typically in December. Dividends are normally paid on the first business day of each month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Capital Gains. The MainStay Fund earns capital gains when it sells securities at a profit.

When the MainStay Fund Pays Capital Gains. The MainStay Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings. You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

     1.   Reinvest dividends and capital gains in:

          -    the MainStay Fund; or

          - another fund of your choice (other than a fund that is closed, either to new investors or to new share purchases).

     2. Take the dividends in cash and reinvest the capital gains back in the MainStay Fund.

     3. Take the capital gains in cash and reinvest the dividends back in the MainStay Fund.

     4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the MainStay Fund.

     5.   Take dividends and capital gains in cash.

     6. Reinvest all or a percentage of the capital gains in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the MainStay Fund.

     7. Reinvest all or a percentage of the dividends in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the MainStay Fund.

     If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the MainStay Fund.

UNDERSTAND THE TAX CONSEQUENCES OF INVESTING IN THE MAINSTAY FUND

     Most of Your Earnings are Taxable. Virtually all of the dividends and capital gains distributions you receive from MainStay Fund are taxable, whether you take them as cash or automatically reinvest them. The MainStay Fund's realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold MainStay Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

     MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

     The MainStay Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

     Exchanges. An exchange of shares of the MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

                               VOTING INFORMATION


     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the MainStay Trust Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the McMorgan Fund on or about September [24], 2007. Only shareholders of record as of the close of business on August 8, 2007 (the "Record Date"), will be entitled to notice of, and to vote at, the Special Meeting. Holders of McMorgan Fund Class shares and Class Z shares of the McMorgan Fixed Income will vote together on proposals with respect to the McMorgan Fixed Income Fund presented at the Special Meeting. If the

Reorganizations are not approved by shareholders of both McMorgan Funds, the McMorgan Trust Board will consider other options, which may include liquidating the McMorgan Funds, holding another shareholders' meeting requesting a vote on the same or modified proposal(s) or continuing to operate the McMorgan Funds in their present form for a period of time.


     The votes of the shareholders of the MainStay Fund are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

     VOTING OF PROXIES. If you attend the Special Meeting you may vote in person. If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     You may also authorize your proxy through touch-tone telephone or by Internet. These options require you to input a control number, which is located on each proxy card. After inputting these numbers, you will be prompted to authorize your proxy on the Proposals. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

     A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the McMorgan Fund written notice of the revocation, (2) delivering to the McMorgan Fund a proxy with a later date, or (3) voting in person at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon.

     In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to a Proposal, such proxy will be voted FOR the proposed Reorganizations and in the discretion of the proxy holder with regard to any other proposal.


     QUORUM REQUIREMENTS. A quorum of shareholders is necessary to hold a valid meeting and to consider each Proposal. The presence in person or by proxy of the holders of one-third of the shares of beneficial interest of each McMorgan Fund on the Record Date constitutes a quorum. The following chart reflects the number of shares outstanding of each class of the McMorgan Fund as of the Record Date:



MCMORGAN INTERMEDIATE FIXED INCOME FUND   NUMBER OF SHARES
---------------------------------------   ----------------
   McMorgan Fund Class                     16,670,975.809

MCMORGAN FIXED INCOME FUND
   McMorgan Fund Class                      4,878,854.265
   Class Z                                  1,630,800.094
   Class R1                                       105.351
   Class R2                                       104.386
   Total                                   23,180,839.905


     VOTES NECESSARY TO APPROVE THE PROPOSALS. Approval of each Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the respective McMorgan Fund's shares present at the special meeting if more than 50% of the outstanding shares of the McMorgan Fund are present, or (ii) more than 50% of the outstanding shares of the McMorgan Fund. Shares of the McMorgan Fixed Income Fund will be voted collectively, and not on a class-by-class basis. In addition, approval of a Reorganization Agreement with respect to a McMorgan Fund requires the approval of the Reorganization Agreement with respect to the other McMorgan Fund.


     EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES." The McMorgan Funds expect that, before the Special Meeting, broker-dealer firms holding shares of the McMorgan Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions and broker non-votes will not, however, be counted as votes in favor of a Proposal. Therefore, abstentions and broker non-votes will have the effect of a vote against the Proposal.


     ADJOURNMENTS. If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve a Proposal have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of the Proposal and will vote against any such adjournment with respect to those proxies which may be voted against the Proposal.

     PAYMENT OF SOLICITATION EXPENSES. The cost of the Special Meeting, including costs of solicitation of proxies and voting instructions, will be borne by NYLIM. Proxies are solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of NYLIM, the Trust, their respective affiliates, or, in NYLIM's discretion, a commercial firm retained for this purpose. NYLIM has retained D.F. King & Co., Inc. to provide proxy solicitation services in connection with the Special Meeting at an estimated cost of $692 with respect to the McMorgan Intermediate Fixed Income Fund solicitation, and $359 with respect to the McMorgan Fixed Income Fund solicitation. NYLIM may incur additional expenses as a result of this proxy solicitation.

     OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING. McMorgan Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If any other matters come before the Special Meeting, including any proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganizations, it is the intention of McMorgan Trust that proxies not containing specific restrictions to the contrary will be voted as described above under "Adjournments" with respect to proposals to adjourn the meeting to solicit additional proxies in favor of the Reorganizations and in the discretion of the proxy holder on any other matters.

                                OTHER INFORMATION

RECEIPT OF SHAREHOLDER PROPOSALS

     As in the past, the McMorgan Trust Board does not intend to call regular annual meetings of shareholders of the McMorgan Trust. If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the McMorgan Trust, if any, such proposal must be received by the McMorgan Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act (such as to approve a new investment advisory agreement for the McMorgan Funds or to remove Trustees) or as they may determine in their discretion.

FINANCIAL HIGHLIGHTS

     The fiscal year-end of McMorgan Trust and the fiscal year-end of MainStay Trust is October 31. Prior to July 10, 2007, the fiscal year for the McMorgan Trust was June 30. Because the MainStay Fund has not yet commenced operations, financial highlights are not available.

SHAREHOLDER REPORTS

     The MainStay Trust and the McMorgan Trust will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of The Mainstay Funds and the McMorgan Funds, respectively (and any subsequent semi-annual reports). Such requests may be directed to MainStay Trust by: (1) contacting the Distributor of The Mainstay Funds' shares by writing NYLIFE Distributors LLC, attn: MainStay Trust, 169 Lackawanna Avenue, Parsippany, New Jersey 07054; or (2) by calling toll-free 1-800-MAINSTAY (1-800-624-6782) and to the McMorgan Trust by calling toll-free 1-800-317-8028. Please include the name or names of the specific Fund or Funds for which you request reports.

INFORMATION REQUIREMENTS

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL HOLDERS


     As of the Record Date, (1) the current officers and Trustees of the McMorgan Trust, in the aggregate beneficially owned less than 1% of a class of shares of the McMorgan Funds, and (2) the current officers and Trustees of the MainStay Trust, in the aggregate beneficially owned less than 1% of a class of shares of the MainStay Fund. A list of the 5% shareholders of the McMorgan Funds and the MainStay Fund as of the Record Date are listed on Exhibit C.


VOTE OF MCMORGAN FUND SHARES BY MCMORGAN & COMPANY


     McMorgan and/or its affiliates have the discretion to vote some of the McMorgan Funds' shares on these proposals. McMorgan Trust has been advised by McMorgan & Company that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                     MCMORGAN INTERMEDIATE FIXED INCOME FUND

     This Agreement and Plan of Reorganization ("AGREEMENT") is made as of ________, 2007, by and between McMorgan Funds, a Delaware statutory trust ("MCMORGAN FUNDS"), on behalf of its investment portfolio, the McMorgan Intermediate Fixed Income Fund (the "ACQUIRED FUND"), and The MainStay Funds, a Massachusetts business trust ("MAINSTAY FUNDS"), on behalf of its investment portfolio, the MainStay Institutional Bond Fund (the "ACQUIRING FUND" and, together with the Acquired Fund, the "FUNDS"). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of New York ("NYLIM"), joins this Agreement solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2.

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "CODE"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (the "ACQUIRING FUND SHARES"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund specified in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION").

     The Board of Trustees of McMorgan Funds has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

     The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

                    THE REORGANIZATION AND FUND TRANSACTIONS

     1.1 The Reorganization. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), McMorgan Funds shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund, to MainStay Funds on behalf of the Acquiring Fund, and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to McMorgan Funds on behalf of the Acquired Fund, full and fractional Class I Acquiring Fund Shares (to the third decimal place). The number of Class I Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

     1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the "ASSETS").

     1.3 Liabilities of the Acquired Fund. The Acquired Fund will use its best efforts to discharge all of its known liabilities and obligations prior to the Effective Time. The Acquiring Fund shall assume the liabilities of the Acquired Fund that are set forth on the Acquired Fund's Statement of Assets and Liabilities as of the Effective Time that is delivered pursuant to paragraph 6.2(b) and included in the calculation of net asset value ("NAV") as of the Effective Time, or incurred in the ordinary course of business consistent with past practice (collectively, the "LIABILITIES"). On or as soon as practicable prior to the Effective Time, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, which, together with all previous dividends, will have the effect of distributing to the Acquired Fund Shareholders (as defined in paragraph 1.4) substantially all (and in no event less than 98%) of the Acquired Fund's previously undistributed investment company taxable income, if any (computed without regard to any deduction for dividends paid), net exempt-interest income, if any, and net capital gain, if any, for all taxable years (including the current taxable year) ending on or prior to the Effective Time.


     1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), McMorgan Funds, on behalf of the Acquired Fund, will distribute the Class I Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the "ACQUIRED FUND SHAREHOLDERS") in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Class I Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the "ACQUIRED FUND SHARES") owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class I Acquiring Fund Shares in connection with such exchange.

     1.5 Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent (as defined in paragraph 3.3).

     1.6 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

                                   ARTICLE II

                                    VALUATION


     2.1. Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectuses and statement of additional information of the Acquiring Fund.



     2.2. Net Asset Value of the Acquiring Fund. The net asset value of the Class I Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in paragraph 2.1.



     2.3. Calculation of Number of Acquiring Fund Shares. The number of Class I Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.


     2.4. Joint Direction of Calculation. All computations of value with respect to both the Acquired Fund and the Acquiring Fund shall be made by State Street Bank and Trust Company ("STATE STREET"), in its capacity as accounting agent for the Funds. Such computations shall be evaluated by NYLIM, in its capacity as administrator for the Funds, in consultation with McMorgan & Company LLC, the investment adviser to the Acquired Fund. Such computations shall be subject to confirmation by the Acquired Fund's and Acquiring Fund's respective transfer agents and independent accountants.

     2.5 Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange ("NYSE")) on the Closing Date (as defined in paragraph 3.1) (the "EFFECTIVE TIME").

                                   ARTICLE III

                                     CLOSING

     3.1 Closing. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at NYLIM's principal office on or about November 27, 2007, or at such other place and/or on such other date as to which the parties may agree (the "CLOSING DATE"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

     3.2 Transfer and Delivery of Assets. McMorgan Funds shall direct State Street, as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street, as custodian for the Acquiring Fund, to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. State Street shall deliver to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.


     3.3 Share Records. McMorgan Funds shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund (the "TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.


     3.4 Postponement of Effective Time. In the event that at the Effective Time
(a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations and Warranties of McMorgan Funds. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of McMorgan Funds, McMorgan Funds, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

     (a) The Acquired Fund is a duly established series of McMorgan Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.


     (b) McMorgan Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the "1933 ACT"), is in full force and effect.


     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by McMorgan Funds on behalf of the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 ACT"), and the 1940 Act, and such as may be required under state securities laws.

     (d) The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as set forth on Schedule 4.1(e) hereof.

     (f) McMorgan Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware Law or a material violation of its Certificate of Trust, Trust Instrument and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound.

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, targeted return index securities, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

     (h) Except as otherwise disclosed to and accepted by MainStay Funds, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. McMorgan Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2007 have been audited by Tait, Weller & Baker LLP ("TWB"), independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the

          Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     (j) Since June 30, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

     (k) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquired Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (l) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Time, and before the Effective Time will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the period ending at the Effective Time.

     (m) All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of McMorgan Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of McMorgan Funds on behalf of the

          Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     (p) The combined proxy statement and prospectus (the "PROXY STATEMENT") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

     4.2 Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, as follows:

     (a) The Acquiring Fund is a duly established series of MainStay Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Class I Acquiring Fund Shares under the 1933 Act is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

     (d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, other than as set forth on Schedule 4.2(e) hereof.

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of MainStay Funds' Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

     (g) Except as otherwise disclosed to and accepted by McMorgan Funds, on behalf of the Acquired Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (h) At the Effective Time, the Acquiring Fund will have no assets and no liabilities.

     (i) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Time.

     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of MainStay Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (l) The Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund's shares.

     (m) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

     (n) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

     4.3 Representation and Warranty of NYLIM. NYLIM represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of NYLIM, and this Agreement will constitute a valid and binding obligation of NYLIM, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

                                    ARTICLE V

                            COVENANTS AND AGREEMENTS

     5.1 Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Meeting of Shareholders. McMorgan Funds will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. Proxy Statement/Prospectus and Registration Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement to be included in a Registration Statement on Form N-14 (the "REGISTRATION STATEMENT"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class I Acquiring Fund Shares received at the Closing.

     5.8 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Other Instruments. McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm
(a) McMorgan Funds', on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds', on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.


     5.11 Waiver and Reimbursement of Acquiring Fund Fees and Expenses. For a period of two years after the Closing Date, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Acquiring Fund so that the total ordinary operating expenses (total operating expenses excluding underlying fund expenses, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses related to the purchase or sale of portfolio investments) of such Class I shares do not exceed the annual rate of 0.50% of the average daily net assets attributable to such Class I shares.


     5.12 Board Information. NYLIM represents, warrants and covenants to McMorgan Funds that the information provided by NYLIM to the Board of Trustees of McMorgan Funds in connection with its review of the Reorganization is materially accurate and complete and that, to the best of its knowledge, NYLIM has provided all information concerning McMorgan Funds, MainStay Funds and the Reorganization it believes is reasonably necessary for the Board of Trustees of McMorgan Funds to evaluate the Reorganization.

                                   ARTICLE VI

                              CONDITIONS PRECEDENT

     6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of McMorgan Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at McMorgan Funds' election, to the following conditions:

     (a) All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to McMorgan Funds, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as McMorgan Funds shall reasonably request.

     (c) MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

     (d) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.


     (e) At or before the Effective Time, the Acquired Fund shall have received the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund for the fiscal year ended October 31, 2007 that have been audited by TWB (the "AUDITED OCTOBER 31, 2007 FINANCIAL STATEMENTs"), and a certification from TWB that: (1) TWB has performed a review of subsequent events from October 31, 2007 through the period ending on the day immediately before the date when the Effective Time occurs in a manner consistent with GAAP and other applicable accounting principles and standards, and (2) the subsequent events review did not reveal any additional information, events or basis requiring or necessitating the addition, deletion or other modification to the Audited October 31, 2007 Financial Statements or notes thereto.

     6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds' election, to the following conditions:

     (a) All representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) McMorgan Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of McMorgan Funds.

     (c) McMorgan Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

     (d) McMorgan Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by McMorgan Funds, on behalf of the Acquired Fund, on or before the Effective Time.

     (e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

     (f) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) substantially all of its investment company taxable income, net tax-exempt interest income, if any, and all net realized capital gains, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income, net tax-exempt interest income, and net realized capital gains from any period to the extent not otherwise already distributed.

     6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, applicable Delaware law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

     (b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of McMorgan Funds or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by McMorgan Funds and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) McMorgan Funds and MainStay Funds shall have received an opinion of Sutherland Asbill & Brennan LLP ("SUTHERLAND") as to federal income tax matters (the "TAX OPINION") substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (2) No gain or loss will be recognized by the Acquired Fund (a) on the transfer of its Assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Liabilities (if any) of the Acquired Fund, and
               (b) the subsequent
               distribution by the Acquired Fund of those shares to the shareholders of the Acquired Fund.

          (3) No gain or loss will be recognized by the Acquiring Fund on receipt of the Assets transferred to it by the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities (if any) of the Acquired Fund.

          (4) The Acquiring Fund's basis in the Assets received from the Acquired Fund will be the same as the Acquired Fund's basis in those assets immediately prior to the Reorganization.

          (5) The Acquiring Fund's holding period for the transferred Assets will include the Acquired Fund's holding period therefor.

          (6) No gain or loss will be recognized by the Acquired Fund Shareholders on the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund.

          (7) An Acquired Fund Shareholder's basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor.

          (8) An Acquired Fund Shareholder's holding period in the shares of the Acquiring Fund received in the Reorganization will include the Acquired Fund Shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided such Acquired Fund Shares were held as capital assets at the Effective Time.

     Notwithstanding this paragraph 6.3(e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Funds or any shareholder thereof with respect to (a) any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (b) the payment by any party of transaction expenses incurred in connection with the Reorganization, except in relation to the qualification of the transfer of the Acquired Fund's assets to the Acquiring Fund as a reorganization under Section 368(a) of the Code.

     Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 6.3(e).

     (f) State Street shall have delivered such certificates or other documents as set forth in paragraph 3.2.

     (g) The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

     (h) The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

     (i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

     (j) Shareholders of the McMorgan Fixed Income Fund, a separate investment portfolio of McMorgan Funds, shall have approved the agreement and plan of reorganization between McMorgan Funds, on behalf of the McMorgan Fixed Income Fund, and MainStay Funds, on behalf of the Acquiring Fund, described in the Proxy Statement and Registration Statement.

                                   ARTICLE VII

                                 INDEMNIFICATION

     7.1 Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless McMorgan Funds, the Acquired Fund, and their trustees, officers, employees and agents (the "MCMORGAN INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the McMorgan Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

     7.2 Indemnification by McMorgan Funds. McMorgan Funds, solely out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the "MAINSTAY INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.

     7.3 Liability of McMorgan Funds. MainStay Funds understands and agrees that the obligations of McMorgan Funds on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of McMorgan Funds on behalf of McMorgan Funds personally, but bind only McMorgan Funds on behalf of the Acquired Fund and the Acquired Fund's property. Moreover, no series of McMorgan Funds other than the Acquired Fund shall be responsible for the obligations of McMorgan Funds hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Trust Instrument of McMorgan Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

     7.4 Liability of MainStay Funds. McMorgan Funds understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund's property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

                                  ARTICLE VIII

                           BROKERAGE FEES AND EXPENSES

     8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization that will be borne by NYLIM were disclosed in writing to the Board of Trustees of the McMorgan Funds at the August 21, 2007 Board of Trustees meeting and any subsequent and Final modifications to the list of such expenses will be disclosed to the Board of Trustees at its next meeting, which is expected to take place in December 2007. All other such expenses shall be borne by the Acquired Fund, including brokerage fees and expenses incurred by the Acquired Fund in connection with the purchase or sale of portfolio securities of the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement and related amendments and supplements to the registration statements on Form N-1A of the Acquired Fund and Acquiring Fund, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, the expenses of holding shareholders' meetings, transfer taxes (if any), the fees of proxy solicitors, banks, brokers, custodians and transfer agents, the termination of the Acquired Fund and McMorgan Funds, the deregistration of McMorgan Funds, all expenses incurred by the Acquired Fund following the Closing (including, but not limited to, those relating to the reporting responsibilities of the Acquired Fund), and any and all other fees and expenses incurred with respect to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                   ARTICLE IX

                           AMENDMENTS AND TERMINATION


     9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of McMorgan Funds or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class I Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


     9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable. The provisions of Article VIII shall survive any termination of this Agreement.

                                    ARTICLE X

                                     NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

          If to McMorgan Funds:

          McMorgan Funds
          One Bush Street, Suite 800
          San Francisco, California 94104
          Attention: Teresa Matzelle
          Telephone No.: (415) 616-9372
          Facsimile No.: (415) 616-9300
          Email: tmatzelle@mcmorgan.com

          With copies (which shall not constitute notice) to:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          Sutherland Asbill & Brennan LLP
          1275 Pennsylvania Avenue, NW
          Washington, D.C. 20004
          Attn: Bibb L. Strench, Esq.
          Telephone No.: (202) 383-0509
          Facsimile No.: (202) 637-3593
          Email: bibb.strench@sablaw.com

          Howard Rice Nemerovski Canady Falk & Rabkin,
          A Professional Corporation
          Three Embarcadero Center, Seventh Floor
          San Francisco, California 94111
          Attn: Andre W. Brewster, Esq.
          Telephone No.: (415) 399-3020
          Facsimile No.: (415) 217-5910
          Email: abrewster@howardrice.com

          If to MainStay Funds:

          The MainStay Funds
          51 Madison Avenue
          New York, New York 10010
          Attention:  Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email:  marguerite_morrison@nylim.com

          With a copy (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn:  Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

          If to NYLIM:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With copies (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn: Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

                                   ARTICLE XI

                                 MISCELLANEOUS

     11.1 Entire Agreement. MainStay Funds and McMorgan Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement, together with the letter agreement dated November __, 2007 between NYLIM and the McMorgan Funds, constitute the entire agreement between the parties.

     11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

     11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

     11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ___ day of _________, 2007.

THE MAINSTAY FUNDS                      MCMORGAN FUNDS
   ON BEHALF OF THE ACQUIRING FUND         ON BEHALF OF THE ACQUIRED FUND


By:                                     By:
    ---------------------------------       ------------------------------------
Name:                                   Name:
      -------------------------------         ----------------------------------
Title:                                  Title:
       ------------------------------          ---------------------------------

Solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2:

NEW YORK LIFE INVESTMENT MANAGEMENT LLC


By:
    ---------------------------------
Name:
      -------------------------------
Title:
       ------------------------------

                                 SCHEDULE 4.1(E)

        Transfer Restrictions on the Assets Pursuant to Paragraph 4.1(e)

                                 SCHEDULE 4.2(E)

          Transfer Restrictions on the Acquiring Fund's Assets Pursuant
                               to Paragraph 4.2(e)

                                    EXHIBIT B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                           MCMORGAN FIXED INCOME FUND

     This Agreement and Plan of Reorganization ("AGREEMENT") is made as of ________, 2007, by and between McMorgan Funds, a Delaware statutory trust ("MCMORGAN FUNDS"), on behalf of its investment portfolio, the McMorgan Fixed Income Fund (the "ACQUIRED FUND"), and The MainStay Funds, a Massachusetts business trust ("MAINSTAY FUNDS"), on behalf of its investment portfolio, the MainStay Institutional Bond Fund (the "ACQUIRING FUND" and, together with the Acquired Fund, the "FUNDS"). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of New York ("NYLIM"), joins this Agreement solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2.

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "CODE"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (the "ACQUIRING FUND SHARES"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund specified in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION").

     The Board of Trustees of McMorgan Funds has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

     The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

                    THE REORGANIZATION AND FUND TRANSACTIONS

     1.1 The Reorganization. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), McMorgan Funds shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund, to MainStay Funds on behalf of the Acquiring Fund, and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to McMorgan Funds on behalf of the Acquired Fund, full and fractional Class I Acquiring Fund Shares (to the third decimal place). The number of Class I Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

     1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the "ASSETS").

     1.3 Liabilities of the Acquired Fund. The Acquired Fund will use its best efforts to discharge all of its known liabilities and obligations prior to the Effective Time. The Acquiring Fund shall assume the liabilities of the Acquired Fund that are set forth on the Acquired Fund's Statement of Assets and Liabilities as of the Effective Time that is delivered pursuant to paragraph 6.2(b) and included in the calculation of net asset value ("NAV") as of the Effective Time, or incurred in the ordinary course of business consistent with past practice (collectively, the "LIABILITIES"). On or as soon as practicable prior to the Effective Time, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, which, together with all previous dividends, will have the effect of distributing to the Acquired Fund Shareholders (as defined in paragraph 1.4) substantially all (and in no event less than 98%) of the Acquired Fund's previously undistributed investment company taxable income, if any (computed without regard to any deduction for dividends paid), net exempt-interest income, if any, and net capital gain, if any, for all taxable years (including the current taxable year) ending on or prior to the Effective Time.

     1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), McMorgan Funds, on behalf of the Acquired Fund, will distribute the Class I Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the McMorgan Fund Class and Class Z shares of the Acquired Fund determined as of the Effective Time (the "ACQUIRED FUND SHAREHOLDERS") in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Class I Acquiring Fund Shares to be so credited to McMorgan Fund Class and Class Z Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the "ACQUIRED FUND SHARES") of the corresponding class owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class I Acquiring Fund Shares in connection with such exchange.

     1.5 Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent (as defined in paragraph 3.3).

     1.6 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

                                   ARTICLE II

                                    VALUATION

     2.1. Net Asset Value of the Acquired Fund. The net asset values of the McMorgan Fund Class and Class Z Acquired Fund Shares shall be the net asset values computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectuses and statement of additional information of the Acquiring Fund.


     2.2. Net Asset Value of the Acquiring Fund. The net asset value per share of the Class I Acquiring Fund Shares shall be the same as the net asset value per share of the McMorgan Intermediate Fixed Income Fund shares as computed in accordance with paragraph 2.1 of the Agreement and Plan of Reorganization, dated as of the date hereof, between McMorgan Funds, on behalf of the McMorgan Intermediate Fixed Income Fund, and MainStay Funds, on behalf of the Acquiring Fund.


     2.3. Calculation of Number of Acquiring Fund Shares. The number of Class I Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined by dividing the value of the net assets of the Acquired Fund attributable to McMorgan Fund Class and Class Z Acquired Fund Shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class I Acquiring Fund Share determined in accordance with the valuation procedures referred to in paragraph 2.2.

     2.4. Joint Direction of Calculation. All computations of value with respect to both the Acquired Fund and the Acquiring Fund shall be made by State Street Bank and Trust Company ("STATE STREET"), in its capacity as accounting agent for the Funds. Such computations shall be evaluated by NYLIM, in its capacity as administrator for the Funds, in consultation with McMorgan & Company LLC, the investment adviser to the Acquired Fund. Such computations shall be subject to confirmation by the Acquired Fund's and Acquiring Fund's respective transfer agents and independent accountants.

     2.5 Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange ("NYSE")) on the Closing Date (as defined in paragraph 3.1) (the "EFFECTIVE TIME").

                                   ARTICLE III

                                     CLOSING

     3.1 Closing. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at NYLIM's principal office on or about November 27, 2007, or at such other place and/or on such other date as to which the parties may agree (the "CLOSING DATE"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

     3.2 Transfer and Delivery of Assets. McMorgan Funds shall direct State Street, as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street, as custodian for the Acquiring Fund, to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. State Street shall deliver to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

     3.3 Share Records. McMorgan Funds shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund (the "TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding McMorgan Fund Class and Class Z Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.

     3.4 Postponement of Effective Time. In the event that at the Effective Time
(a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations and Warranties of McMorgan Funds. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of McMorgan Funds, McMorgan Funds, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

     (a) The Acquired Fund is a duly established series of McMorgan Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) McMorgan Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the McMorgan Fund Class and Class Z Acquired Fund Shares under the Securities Act of 1933, as amended (the "1933 ACT"), is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by McMorgan Funds on behalf of the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 ACT"), and the 1940 Act, and such as may be required under state securities laws.

     (d) The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as set forth on Schedule 4.1(e) hereof.

     (f) McMorgan Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware Law or a material violation of its Certificate of Trust, Trust Instrument and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound.

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, targeted return index securities, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

     (h) Except as otherwise disclosed to and accepted by MainStay Funds, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. McMorgan Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2007 have been audited by Tait, Weller & Baker LLP ("TWB"), independent registered public accounting firm, independent accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the

          Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     (j) Since June 30, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

     (k) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquired Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (l) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Time, and before the Effective Time will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the period ending at the Effective Time.

     (m) All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of McMorgan Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of McMorgan Funds on behalf of the

          Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     (p) The combined proxy statement and prospectus (the "PROXY STATEMENT") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

     4.2 Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, as follows:

     (a) The Acquiring Fund is a duly established series of MainStay Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Class I Acquiring Fund Shares under the 1933 Act is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

     (d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, other than as set forth on Schedule 4.2(e) hereof.

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of MainStay Funds' Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

     (g) Except as otherwise disclosed to and accepted by McMorgan Funds, on behalf of the Acquired Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (h) At the Effective Time, the Acquiring Fund will have no assets and no liabilities.

     (i) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Time.

     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of MainStay Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (l) The Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund's shares.

     (m) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

     (n) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

     4.3 Representation and Warranty of NYLIM. NYLIM represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of NYLIM, and this Agreement will constitute a valid and binding obligation of NYLIM, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

                                    ARTICLE V

                            COVENANTS AND AGREEMENTS

     5.1 Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Meeting of Shareholders. McMorgan Funds will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. Proxy Statement/Prospectus and Registration Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement to be included in a Registration Statement on Form N-14 (the "REGISTRATION STATEMENT"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class I Acquiring Fund Shares received at the Closing.

     5.8 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Other Instruments. McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm
(a) McMorgan Funds', on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds', on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.


     5.11 Waiver and Reimbursement of Acquiring Fund Fees and Expenses. For a period of two years after the Closing Date, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Acquiring Fund so that the total ordinary operating expenses (total operating expenses excluding underlying fund expenses, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses related to the purchase or sale of portfolio investments) of such Class I shares do not exceed the annual rate of 0.50% of the average daily net assets attributable to such Class I shares.


     5.12 Board Information. NYLIM represents, warrants and covenants to McMorgan Funds that the information provided by NYLIM to the Board of Trustees of McMorgan Funds in connection with its review of the Reorganization is materially accurate and complete and that, to the best of its knowledge, NYLIM has provided all information concerning McMorgan Funds, MainStay Funds and the Reorganization it believes is reasonably necessary for the Board of Trustees of McMorgan Funds to evaluate the Reorganization.

                                   ARTICLE VI

                              CONDITIONS PRECEDENT

     6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of McMorgan Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at McMorgan Funds' election, to the following conditions:

     (a) All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to McMorgan Funds, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as McMorgan Funds shall reasonably request.

     (c) MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

     (d) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.


     (e) At or before the Effective Time, the Acquired Fund shall have received the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund for the fiscal year ended October 31, 2007 that have been audited by TWB (the "AUDITED OCTOBER 31, 2007 FINANCIAL STATEMENTs"), and a certification from TWB that: (1) TWB has performed a review of subsequent events from October 31, 2007 through the period ending on the day immediately before the date when the Effective Time occurs in a manner consistent with GAAP and other applicable accounting principles and standards, and (2) the subsequent events review did not reveal any additional information, events or basis requiring or necessitating the addition, deletion or other modification to the Audited October 31, 2007 Financial Statements or notes thereto.

     6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds' election, to the following conditions:

     (a) All representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) McMorgan Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of McMorgan Funds.

     (c) McMorgan Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

     (d) McMorgan Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by McMorgan Funds, on behalf of the Acquired Fund, on or before the Effective Time.

     (e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

     (f) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) substantially all of its investment company taxable income, net tax-exempt interest income, if any, and all net realized capital gains, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income, net tax-exempt interest income, and net realized capital gains from any period to the extent not otherwise already distributed.

     6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, applicable Delaware law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

     (b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of McMorgan Funds or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by McMorgan Funds and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) McMorgan Funds and MainStay Funds shall have received an opinion of Sutherland Asbill & Brennan LLP ("SUTHERLAND") as to federal income tax matters (the "TAX OPINION") substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (2) No gain or loss will be recognized by the Acquired Fund (a) on the transfer of its Assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Liabilities (if any) of the Acquired Fund, and
               (b) the subsequent
               distribution by the Acquired Fund of those shares to the shareholders of the Acquired Fund.

          (3) No gain or loss will be recognized by the Acquiring Fund on receipt of the Assets transferred to it by the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities (if any) of the Acquired Fund.

          (4) The Acquiring Fund's basis in the Assets received from the Acquired Fund will be the same as the Acquired Fund's basis in those assets immediately prior to the Reorganization.

          (5) The Acquiring Fund's holding period for the transferred Assets will include the Acquired Fund's holding period therefor.

          (6) No gain or loss will be recognized by the Acquired Fund Shareholders on the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund.

          (7) An Acquired Fund Shareholder's basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor.

          (8) An Acquired Fund Shareholder's holding period in the shares of the Acquiring Fund received in the Reorganization will include the Acquired Fund Shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided such Acquired Fund Shares were held as capital assets at the Effective Time.

     Notwithstanding this paragraph 6.3(e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Funds or any shareholder thereof with respect to (a) any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (b) the payment by any party of transaction expenses incurred in connection with the Reorganization, except in relation to the qualification of the transfer of the Acquired Fund's assets to the Acquiring Fund as a reorganization under Section 368(a) of the Code.

     Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 6.3(e).

     (f) State Street shall have delivered such certificates or other documents as set forth in paragraph 3.2.

     (g) The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

     (h) The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

     (i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

     (j) Shareholders of the McMorgan Intermediate Fixed Income Fund, a separate investment portfolio of McMorgan Funds, shall have approved the agreement and plan of reorganization between McMorgan Funds, on behalf of the McMorgan Intermediate Fixed Income Fund, and MainStay Funds, on behalf of the Acquiring Fund, described in the Proxy Statement and Registration Statement.

                                   ARTICLE VII

                                 INDEMNIFICATION

     7.1 Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless McMorgan Funds, the Acquired Fund, and their trustees, officers, employees and agents (the "MCMORGAN INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the McMorgan Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

     7.2 Indemnification by McMorgan Funds. McMorgan Funds, solely out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the "MAINSTAY INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.

     7.3 Liability of McMorgan Funds. MainStay Funds understands and agrees that the obligations of McMorgan Funds on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of McMorgan Funds on behalf of McMorgan Funds personally, but bind only McMorgan Funds on behalf of the Acquired Fund and the Acquired Fund's property. Moreover, no series of McMorgan Funds other than the Acquired Fund shall be responsible for the obligations of McMorgan Funds hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Trust Instrument of McMorgan Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

     7.4 Liability of MainStay Funds. McMorgan Funds understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund's property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

                                  ARTICLE VIII

                           BROKERAGE FEES AND EXPENSES

     8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization that will be borne by NYLIM were disclosed in writing to the Board of Trustees of the McMorgan Funds at the August 21, 2007 Board of Trustees meeting and any subsequent and final modifications to the list of such expenses will be disclosed to the Board of Trustees at its next meeting, which is expected to take place in December, 2007. All other such expenses shall be borne by the Acquired Fund, including brokerage fees and expenses incurred by the Acquired Fund in connection with the purchase or sale of portfolio securities of the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement and related amendments and supplements to the registration statements on Form N-1A of the Acquired Fund and Acquiring Fund, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, the expenses of holding shareholders' meetings, transfer taxes (if any), the fees of proxy solicitors, banks, brokers, custodians and transfer agents, the termination of the Acquired Fund and McMorgan Funds, the deregistration of McMorgan Funds, all expenses incurred by the Acquired Fund following the Closing (including, but not limited to, those relating to the reporting responsibilities of the Acquired Fund), and any and all other fees and expenses incurred with respect to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                   ARTICLE IX

                           AMENDMENTS AND TERMINATION

     9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of McMorgan Funds or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class I Acquiring Fund Shares to be issued to the McMorgan Fund Class and Class Z Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

     9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable. The provisions of Article VIII shall survive any termination of this Agreement.

                                    ARTICLE X

                                     NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

          If to McMorgan Funds:

          McMorgan Funds
          One Bush Street, Suite 800
          San Francisco, California 94104
          Attention:  Teresa Matzelle
          Telephone No.: (415) 616-9372
          Facsimile No.: (415) 616-9300
          Email: tmatzelle@mcmorgan.com

          With copies (which shall not constitute notice) to:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention:  Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          Sutherland Asbill & Brennan LLP
          1275 Pennsylvania Avenue, NW
          Washington, D.C. 20004
          Attn: Bibb L. Strench, Esq.
          Telephone No.: (202) 383-0509
          Facsimile No.: (202) 637-3593
          Email: bibb.strench@sablaw.com

          Howard Rice Nemerovski Canady Falk & Rabkin, A
          Professional Corporation
          Three Embarcadero Center, Seventh Floor
          San Francisco, California 94111
          Attn:  Andre W. Brewster, Esq.
          Telephone No.: (415) 399-3020
          Facsimile No.: (415) 217-5910
          Email: abrewster@howardrice.com

          If to MainStay Funds:

          The MainStay Funds
          51 Madison Avenue
          New York, New York 10010
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With a copy (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn:  Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

          If to NYLIM:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention:  Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With copies (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn:  Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

                                   ARTICLE XI

                                  MISCELLANEOUS

     11.1 Entire Agreement. MainStay Funds and McMorgan Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement, together with the letter agreement dated November __, 2007 between NYLIM and the McMorgan Funds, constitute the entire agreement between the parties.

     11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

     11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

     11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ___ day of _________, 2007.

THE MAINSTAY FUNDS                      MCMORGAN FUNDS
   ON BEHALF OF THE ACQUIRING FUND         ON BEHALF OF THE ACQUIRED FUND


By:                                     By:
    ---------------------------------       ------------------------------------
Name:                                   Name:
      -------------------------------         ----------------------------------
Title:                                  Title:
       ------------------------------          ---------------------------------

Solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2:

NEW YORK LIFE INVESTMENT MANAGEMENT LLC


By:
    ---------------------------------
Name:
      -------------------------------
Title:
       ------------------------------

                                 SCHEDULE 4.1(E)

        Transfer Restrictions on the Assets Pursuant to Paragraph 4.1(e)

                                 SCHEDULE 4.2(E)

   Transfer Restrictions on the Acquiring Fund's Assets Pursuant to Paragraph
                                     4.2(e)

                                    EXHIBIT C

                       PRINCIPAL SHAREHOLDERS OF THE FUNDS

     As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of the McMorgan Funds or MainStay Fund:

                                                                                   NUMBER OF
                                                                                   BENEFICIAL
                                                                                   OWNERSHIP     PERCENTAGE
NAME OF FUND AND TITLE OF CLASS        NAME AND ADDRESS OF BENEFICIAL OWNER          SHARES       OF CLASS
-------------------------------     ------------------------------------------   -------------   ----------
McMorgan Intermediate Fixed         Northern California Pipe Trades Health &     2,278,303.319     13.67%
Income Fund - McMorgan Fund Class   Welfare Trust Fund
                                    Attn: Maureen Williams
                                    1855 Gateway Blvd., Suite 350
                                    Concord, CA 94520-8445

McMorgan Intermediate Fixed         Benefit Plan Administrators                  1,148,624.951      6.89%
Income Fund - McMorgan Fund Class   Admr Northern Nevada Operating Engineers
                                    Health & Welfare Fund
                                    P.O. Box 11337
                                    Reno, NV 89510-1337

McMorgan Intermediate Fixed         UA Locals Nos. 343 & 355 DEF CONT            1,090,759.001      6.54%
Income Fund - McMorgan Fund Class   Plan Attn: Marci Vukson
                                    101 Almaden Blvd
                                    San Jose, CA 95113-2226

McMorgan Intermediate Fixed         McMorgan & Company LLC                         942,674.055      5.65%
Income Fund - McMorgan Fund Class   Attn: Mark Flanagan
                                    1 Bush Street, Suite 800
                                    San Francisco, CA 94104-4414

McMorgan Intermediate Fixed         Wendel & Co A/C#823413                       1,560,495.980      9.36%
Income Fund - McMorgan Fund Class   c/o The Bank of New York
                                    Attn: Mutual Fund/Reorg Dept 5th Floor
                                    1 Wall Street
                                    New York, NY 10005-2500

McMorgan Fixed Income Fund -        ATPA                                           900,382.945     18.45%
McMorgan Fund Class                 Admr Board of Trustees
                                    Trst Ind Carpenters & Precast Pension Fund
                                    1640 S. Loop Rd.
                                    Alameda, CA 94502-7089

McMorgan Fixed Income Fund -        IBEW Local 48                                  364,891.512      7.48%
McMorgan Fund Class                 General Fund
                                    15937 NE Airport Way
                                    Portland, OR 97230-4958

McMorgan Fixed Income Fund -        New York Life Trust Company                  2,733,257.948     56.02%
McMorgan Fund Class                 Client Accounts
                                    169 Lackawanna Ave
                                    Parsippany, NJ 07054-1007

McMorgan Fixed Income Fund -        Supplemental Income Plan Trust Fund            733,723.828     44.99%
Class Z                             401K Plan FBO SIP Trust
                                    P.O. Box 8338
                                    Boston, MA 02266-8338

McMorgan Fixed Income Fund -        New York Life Trust Company                    446,261.682     27.36%
Class Z                             Client Accounts
                                    169 Lackawanna Ave
                                    Parsippany, NJ 07054-1007

McMorgan Fixed Income Fund -        AST Trust Company                              140,259.086      8.60%
Class Z                             Trst Local 104 Supplemental
                                    Pension Plan LTGA Model
                                    P.O. Box 52129
                                    Phoenix, AZ 85072-2129

McMorgan Fixed Income Fund -        AST Trust Company                              109,635.441      6.72%
Class Z                             Trst Local 104 Supplemental
                                    Pension Plan IGA Model
                                    P.O. Box 52129
                                    Phoenix, AZ 85072-2129

McMorgan Fixed Income Fund -        AST Capital Trust Co. of DE Cust FBO           130,406.340      8.00%
Class Z                             Local 104 SPP
                                    P.O. Box 52129
                                    Phoenix, AZ 85072-2129

McMorgan Fixed Income Fund -        NYLIFE Distributors Inc.                           105.351       100%
Class R1                            Attn: Al Leier
                                    169 Lackawanna Ave
                                    Parsipanny, NJ 07054-1007

McMorgan Fixed Income Fund -        NYLIFE Distributors Inc.                           104.386       100%
Class R2                            Attn: Al Leier
                                    169 Lackawanna Ave
                                    Parsipanny, NJ 07054-1007

                                     PART B

                               THE MAINSTAY FUNDS

                        MAINSTAY INSTITUTIONAL BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              SEPTEMBER [24], 2007

Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares of:
McMorgan Intermediate Fixed Income Fund        MainStay Institutional Bond Fund
and                                            ("MainStay Fund")
McMorgan Fixed Income Fund                     (a series of The MainStay Funds)
(together, the "McMorgan Funds")               51 Madison Avenue
(each series of McMorgan Funds)                New York, New York 10010
One Bush Street, Suite 800
San Francisco, California 94104

     This Statement of Additional Information ("SAI") is available to the shareholders of the McMorgan Funds in connection with proposed transactions with respect to each McMorgan Fund as governed by their respective Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Fund, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund (such transactions are collectively referred to as the "Reorganizations").

     This SAI includes the accompanying pro forma financial statements and related notes and also incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:


     1. The Statement of Additional Information of the McMorgan Funds, dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);



     2. The audited financial statements of the McMorgan Funds as included in the Annual Report to Shareholders of the McMorgan Funds for the fiscal year ended June 30, 2007; and

     3. The Statement of Additional Information for The Mainstay Funds, dated September 10, 2007 (File Nos. 33-02610, 811-04550).


     This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated September [24], 2007 (the "Proxy Statement/Prospectus") relating to the above-referenced matter. This SAI is incorporated by reference in and is made a part of the Proxy Statement/Prospectus. The Proxy Statement/Prospectus is available without charge by writing NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)


     Shown below are financial statements for each McMorgan Fund and pro forma financial statements for the combined MainStay Fund, assuming the Reorganizations are consummated, as of June 30, 2007. The first table presents Portfolio of Investments for each McMorgan Fund and estimated pro forma figures for the combined MainStay Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined MainStay Fund. The third table presents Statements of Operations for each McMorgan Fund and estimated pro forma figures for the combined MainStay Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Reorganization of McMorgan Intermediate Fixed Income Fund and McMorgan Fixed Income Fund into MainStay Institutional Bond Fund
Pro Forma Combined Portfolio of Investments +++
At June 30, 2007 (unaudited)



                                      MCMORGAN              MCMORGAN INTERMEDIATE                             PRO FORMA MAINSTAY
                                  FIXED INCOME FUND           FIXED INCOME FUND           ADJUSTMENTS      INSTITUTIONAL BOND FUND
                              ------------------------    -------------------------    -----------------  -------------------------
                               PRINCIPAL                   PRINCIPAL                   PRINCIPAL           PRINCIPAL
                                AMOUNT        VALUE          AMOUNT        VALUE         AMOUNT   VALUE      AMOUNT        VALUE
                              ----------  ------------    -----------  ------------    --------- -------  -----------  ------------
  Fixed Income
     Securities 98.0%
  Corporate
     Asset-Backed
     Security 0.6%
  Financials - 0.6%
  Newcastle Mortgage
     Securities Trust
     Series 2006-1
     Class A1 5.39%,
     due 3/25/36          (a) $           $               $ 1,421,356  $  1,420,974                       $ 1,421,356  $  1,420,974
                                                                       ------------                                    ------------
  Total Corporate
     Asset-Backed
     Security
     (Cost
     $1,421,356)                                                          1,420,974                                       1,420,974
                                                                       ------------                                    ------------
  Corporate Bonds
     29.9%
  Consumer
     Discretionary
     - 3.0%
  AT&T Broadband
     Corp.
     9.455%, due
     11/15/22                    150,000       190,373                                                        150,000       190,373
  Cox Communications,
     Inc.
     7.125%, due
     10/1/12                     355,000       375,048        980,000     1,035,345                         1,335,000     1,410,393
  CVS Caremark Corp.
     5.75%, due
     6/1/17                      325,000       313,567        850,000       820,099                         1,175,000     1,133,666
  Johnson Controls,
     Inc.
     5.25%, due
     1/15/11                     470,000       465,177      1,190,000     1,177,789                         1,660,000     1,642,966
  News America, Inc.
     5.30%, due
     12/15/14                    395,000       381,574                                                        395,000       381,574
  Target Corp.
     5.875%, due
     3/1/12                      260,000       264,133                                                        260,000       264,133
  Tele-
     Communications,
     Inc.
     9.80%, due
     2/1/12                      365,000       421,302      1,475,000     1,702,523                         1,840,000     2,123,825
                                          ------------                 ------------                                    ------------
                                             2,411,174                    4,735,756                                       7,146,930
                                          ------------                 ------------                                    ------------
  Consumer Staples -
     1.1%
  Diageo Finance B.V.
     5.30%, due
     10/28/15                    385,000       369,389                                                        385,000       369,389
  Kraft Foods, Inc.
     4.00%, due
     10/1/08                     810,000       794,682        930,000       912,413                         1,740,000     1,707,095
  Safeway, Inc.
     6.50%, due
     3/1/11                      455,000       466,592                                                        455,000       466,592
                                          ------------                 ------------                                    ------------
                                             1,630,663                      912,413                                       2,543,076
                                          ------------                 ------------                                    ------------
  Energy - 4.4%
  Anadarko Petroleum
     Corp.
     5.95%, due
     9/15/16                     340,000       331,984        595,000       580,972                           935,000       912,956
  ConocoPhillips
     8.75%, due
     5/25/10                     460,000       500,777                                                        460,000       500,777
  Devon Financing
     Corp.
     6.875%, due
     9/30/11                     225,000       234,885        555,000       579,384                           780,000       814,269
  Devon OEI
     Operating, Inc.
     7.25%, due
     10/1/11                     225,000       236,819        410,000       431,536                           635,000       668,355
  Dominion Resources,
     Inc.
     8.125%, due
     6/15/10                     370,000       351,429      1,135,000     1,222,165                         1,505,000     1,573,594
  EnCana Holdings
     Finance Corp.
     5.80%, due
     5/1/14                      315,000       313,483        630,000       626,966                           945,000       940,449
  Halliburton Co.
     5.50%, due
     10/15/10                    420,000       419,593      1,145,000     1,143,889                         1,565,000     1,563,482
  Kinder Morgan
     Energy Partners
     L.P.
     6.00%, due
     2/1/17                      145,000       146,455        585,000       572,493                           730,000       718,948
  Pacific Gas &
     Electric Co.
     4.20%, due
     3/1/11                                                 1,110,000     1,060,609                         1,110,000     1,060,609
  Valero Energy Corp.
     6.125%, due
     6/15/17                                                  535,000       533,276                           535,000       533,276
     6.625%, due
     6/15/37                     140,000       139,355                                                        140,000       139,355
  XTO Energy, Inc.
     4.90%, due
     2/1/14                      295,000       279,172        755,000       714,491                         1,050,000       993,663
                                          ------------                 ------------                                    ------------
                                             2,953,952                    7,465,781                                      10,419,733
                                          ------------                 ------------                                    ------------
  Financials - 17.4%
  Archstone-Smith
     Trust
     5.75%, due
     3/15/16                     210,000       208,913        545,000       542,180                           755,000       751,093
  Assurant, Inc.
     5.625%, due
     2/15/14                     260,000       254,451        355,000       347,424                           615,000       601,875
  Bank of America
     Corp.
     5.42%, due
     3/15/17                     200,000       191,733        400,000       383,466                           600,000       575,199
     5.75%, due
     8/15/16                     110,000       108,534        480,000       473,604                           590,000       582,138
  Bank One Corp.
     5.90%, due
     11/15/11                                               2,355,000     2,388,733                         2,355,000     2,388,733
  Capital One
     Financial Corp.
     6.15%, due
     9/1/16                      280,000       276,442        675,000       666,422                           955,000       942,864
  Citigroup, Inc.
     5.00%, due
     9/15/14                     295,000       280,622      1,805,000     1,717,028                         2,100,000     1,997,650
     5.625%, due
     8/27/12                     755,000       755,161                                                        755,000       755,161
  Discover Financial
     Services
     6.45%, due
     6/12/17              (b)    160,000       159,785        415,000       414,443                           575,000       574,228
  ERP Operating L.P.
     5.75%, due
     6/15/17                     185,000       181,366        500,000       490,179                           685,000       671,545
  Equifax, Inc.
     7.00%, due
     7/1/37                      210,000       211,838                                                        210,000       211,838
  Goldman Sachs
     Group, Inc.
     (The)
     4.75%, due
     7/15/13                                                1,265,000     1,197,350                         1,265,000     1,197,350
     5.25%, due
     10/15/13                    655,000       637,951        215,000       208,428                           870,000       846,379
  HSBC Finance Corp.
     5.875%, due
     2/1/09                                                   420,000       422,864                           420,000       422,864
     6.375%, due
     10/15/11                                               1,505,000     1,546,413                         1,505,000     1,546,413
     6.75%, due
     5/15/11                     890,000       923,844        930,000       965,365                         1,820,000     1,889,209

     7.00%, due
     5/15/12                     325,000       342,185                                                        325,000       342,185
  International Lease
     Finance Corp.
     5.625%, due
     9/20/13                     265,000       264,408        845,000       843,114                         1,110,000     1,107,522
     5.75%, due
     6/15/11                     160,000       160,669      1,320,000     1,325,519                         1,480,000     1,486,188
     5.875%, due
     5/1/13                      320,000       322,146                                                        320,000       322,146
  iStar Financial,
     Inc.
     5.50%, due
     6/15/12                     370,000       363,579        990,000       972,821                         1,360,000     1,336,400
     5.95%, due
     10/15/13                    385,000       379,272        955,000       940,792                         1,340,000     1,320,064
  Jefferies Group,
     Inc.
     5.50%, due
     3/15/16                     155,000       148,077                                                        155,000       148,077
     7.75%, due
     3/15/12                     100,000       107,151        740,000       792,918                           840,000       900,069
  John Deere Capital
     Corp.
     5.65%, due
     7/25/11                     565,000       567,935        510,000       512,649                         1,075,000     1,080,584
  JPMorgan Chase &
     Co.
     5.125%, due
     9/15/14                     495,000       475,329                                                        495,000       475,329
     5.75%, due
     1/2/13                      225,000       225,058                                                        225,000       225,058
     7.125%, due
     6/15/09                     225,000       231,729                                                        225,000       231,729
  Kimco Realty Corp.
     5.70%, due
     5/1/17                      205,000       199,273                                                        205,000       199,273
  MBNA America Bank
     N.A.
     7.125%, due
     11/15/12                    275,000       293,491        665,000       709,716                           940,000     1,003,207
  MBNA Corp.
     7.50%, due
     3/15/12                     240,000       258,511                                                        240,000       258,511
  MetLife, Inc.
     5.50%, due
     6/15/14                     475,000       466,524                                                        475,000       466,524
     6.125%, due
     12/1/11                                                1,520,000     1,552,260                         1,520,000     1,552,260
  Morgan Stanley
     4.75%, due
     4/1/14                      395,000       368,866      1,100,000     1,027,223                         1,495,000     1,396,089
  National Rural
     Utilities
     Cooperative
     Finance Corp.
     7.25%, due
     3/1/12                      555,000       591,316                                                        555,000       591,316
  ProLogis
     5.50%, due
     4/1/12                      325,000       322,285        965,000       956,937                         1,290,000     1,279,222
  Prudential
     Financial, Inc.
     4.50%, due
     7/15/13                     495,000       463,574        690,000       646,194                         1,185,000     1,109,768
  Realty Income Corp.
     5.95%, due
     9/15/16                     285,000       281,601        740,000       731,175                         1,025,000     1,012,776
  Residential
     Capital LLC
     6.375%, due
     6/30/10                     165,000       162,870        415,000       409,643                           580,000       572,513
     6.50%, due
     6/1/12                      285,000       278,101        735,000       717,208                         1,020,000       995,309
     6.50%, due
     4/17/13                     550,000       531,618      1,520,000     1,469,200                         2,070,000     2,000,818
  St. Paul Travelers
     Cos., Inc. (The)
     6.25%, due
     6/20/16                     315,000       320,202        825,000       838,624                         1,140,000     1,158,826
  US Bank N.A.
     6.375%, due
     8/1/11                                                   960,000       988,946                           960,000       988,946
  Wachovia Bank N.A.
     4.80%, due
     11/1/14                     625,000       589,250                                                        625,000       589,250
  Wells Fargo & Co.
     4.75%, due
     2/9/15                      565,000       529,813        765,000       717,358                         1,330,000     1,247,171
                                          ------------                 ------------                                    ------------
                                            13,435,473                   27,916,196                                      41,351,669
                                          ------------                 ------------                                    ------------
  Health Care - 0.3%
  Abbott Laboratories
     5.875%, due
     5/15/16                     185,000       185,048                                                        185,000       185,048
  Wyeth
     6.95%, due
     3/15/11                     405,000       423,843                                                        405,000       423,843
                                          ------------                                                                 ------------
                                               608,891                                                                      608,891
                                          ------------                                                                 ------------
  Industrials - 0.5%
  Burlington North
     Santa Fe Corp.
     5.65%, due
     5/1/17                      240,000       233,798        520,000       506,562                           760,000       740,360
  Northrop Grumman
     Corp.
     7.125%, due
     2/15/11                     505,000       529,700                                                        505,000       529,700
                                          ------------                 ------------                                    ------------
                                               763,498                      506,562                                       1,270,060
                                          ------------                 ------------                                    ------------
  Information
     Technology -
     0.1%
  Cisco Systems, Inc.
     5.25%, due
     2/22/11                     295,000       293,231                                                        295,000       293,231
                                          ------------                                                                 ------------
  Materials - 0.1%
  BHP Billiton
     Finance USA,
     Ltd.
     5.25%, due
     12/15/15                    370,000       354,096                                                        370,000       354,096
                                          ------------                                                                 ------------
  Telecommunication
     Services - 1.2%
  Sprint Nextel Corp.
     6.00%, due
     12/1/16                                                1,565,000     1,484,645                         1,565,000     1,484,645
     8.75%, due
     3/15/32                     425,000       477,330                                                        425,000       477,330
  Vodafone Group PLC
     5.50%, due
     6/15/11                     850,000       843,152                                                        850,000       843,152
                                          ------------                 ------------                                    ------------
                                             1,320,482                    1,484,645                                       2,805,127
                                          ------------                 ------------                                    ------------
  Utilities - 1.8%
  Exelon Corp.
     4.90%, due
     6/15/15                     300,000       276,078        720,000       662,586                         1,020,000       938,664
  FirstEnergy Corp.
     6.45%, due
     11/15/11                                               1,000,000     1,025,413                         1,000,000     1,025,413
     7.375%, due
     11/15/31                    140,000       151,557                                                        140,000       151,557
  MidAmerican Energy
     Holdings
     5.875%, due
     10/1/12                                                1,055,000     1,064,101                         1,055,000     1,064,101
     6.125%, due
     4/1/36                      190,000       183,560                                                        190,000       183,560
  Pacific Gas &
     Electric Co.
     6.05%, due
     3/1/34                      150,000       145,303                                                        150,000       145,303
  Progress Energy,
     Inc.
     7.75%, due
     3/1/31                      130,000       150,295        300,000       346,836                           430,000       497,131
  Southern California
     Edison Co.
     5.00%, due
     1/15/14                     330,000       315,557                                                        330,000       315,557
                                          ------------                 ------------                                    ------------
                                             1,222,350                    3,098,936                                       4,321,286
                                          ------------                 ------------                                    ------------
  Total Corporate
     Bonds
     (Cost
     $72,292,009)                           24,993,810                   46,120,289                                      71,114,099
                                          ------------                 ------------                                    ------------
  Foreign Corporate
     Bonds 0.3%
  Energy - 0.1%
  ConocoPhillips
     Canada Funding
     Co.
     5.625%, due
     10/15/16                    300,000       295,189                                                        300,000       295,189
                                          ------------                                                                 ------------

  Telecommunication
     Services - 0.2%
  Telefonica
     Emisiones SAU
     6.221%, due
     7/3/17                      310,000       309,224                                                        310,000       309,224
                                          ------------                                                                 ------------
  Total Foreign
     Corporate Bonds
     (Cost $616,259)                           604,413                                                                      604,413
                                          ------------                                                                 ------------
  U.S. Government
     Securities 51.9%
  U.S. Government
     Agency
     Obligations
     49.4%
  Federal Home Loan
     Bank - 1.5%
     4.75%, due
     12/16/16                                                 800,000       758,497                           800,000       758,497
     5.375%, due
     2/28/08                                                2,890,000     2,883,229                         2,890,000     2,883,229
                                                                       ------------                                    ------------
                                                                          3,641,726                                       3,641,726
                                                                       ------------                                    ------------
  Federal Home Loan
     Mortgage
     Corporation -
     8.7%
@    5.125%, due
     10/24/07                  6,025,000     6,019,710     13,000,000    12,988,586                        19,025,000    19,008,296
     5.125%, due
     8/14/08                                                1,610,000     1,607,063                         1,610,000     1,607,063
                                          ------------                 ------------                                    ------------
                                             6,019,710                   14,595,649                                      20,615,359
                                          ------------                 ------------                                    ------------
  Federal Home Loan
     Mortgage
     Corporation
     (Mortgage
     Pass-Through
     Security) - 0.0%      ++
     6.00%, due
     2/1/11                                                    12,454        12,554                            12,454        12,554
                                                                       ------------                                    ------------
  Federal National
     Mortgage
     Association -
     24.8%
@    3.25%, due
     2/15/09                     635,000       615,682     16,745,000    16,235,584                        17,380,000    16,851,266
     4.25%, due
     9/15/07                                                4,120,000     4,110,269                         4,120,000     4,110,269
@    4.375%, due
     3/15/13                                                8,435,000     8,036,522                         8,435,000     8,036,522
     4.875%, due
     4/10/08                                                3,045,000     3,034,135                         3,045,000     3,034,135
@    5.00%, due
     5/11/17              (c)  4,590,000     4,424,934     14,375,000    13,858,046                        18,965,000    18,282,980
@    5.125%, due
     4/15/11                   3,520,000     3,507,233      4,395,000     4,379,059                         7,915,000     7,886,292
     6.375%, due
     6/15/09                     860,000       878,744                                                        860,000       878,744
                                          ------------                 ------------                                    ------------
                                             9,426,593                   49,653,615                                      59,080,208
                                          ------------                 ------------                                    ------------
  Federal National
     Mortgage
     Association
     (Mortgage
     Pass-Through
     Securities)
     - 14.4%
@    5.50%, due
     8/1/37           TBA (d)  5,875,000     5,662,031     12,650,000    12,191,438                        18,525,000    17,853,469
     6.00%, due
     8/1/37           TBA (d)  1,275,000     1,260,258      3,075,000     3,039,447                         4,350,000     4,299,705
     6.078%, due
     10/1/36              (a)    773,109       778,249      1,789,194     1,801,090                         2,562,303     2,579,339
     6.101%, due
     10/1/36              (a)    438,496       441,669        974,436       981,488                         1,412,933     1,423,157
     6.19%, due
     9/1/36               (a)  1,002,871     1,012,819      2,398,169     2,421,958                         3,401,040     3,434,777
@    6.50%, due
     9/1/33                      647,221       659,806      3,795,969     3,869,784                         4,443,190     4,529,590
                                          ------------                 ------------                                    ------------
                                             9,814,832                   24,305,205                                      34,120,037
                                          ------------                 ------------                                    ------------
  Total U.S.
     Government
     Agency
     Obligations
     (Cost
     $118,262,625)                          25,261,135                   92,208,749                                     117,469,884
                                          ------------                 ------------                                    ------------
  U.S. Treasury
     Obligations
     2.5%
  United States
     Treasury Bonds
     - 2.1%
     4.75%, due
     2/15/37              (c)  2,590,000     2,442,088                                                      2,590,000     2,442,088
     8.125%, due
     8/15/19              (c)  1,970,000     2,491,126                                                      1,970,000     2,491,126
                                          ------------                                                                 ------------
                                             4,933,214                                                                    4,933,214
                                          ------------                                                                 ------------
  United States
     Treasury Strip
     - 0.4%
     (zero coupon),
     due
     11/15/21                  2,240,000     1,054,863                                                      2,240,000     1,054,863
                                          ------------                                                                 ------------
  Total U.S. Treasury
     Obligations
     (Cost
     $5,986,256)                             5,988,077                                                                    5,988,077
                                          ------------                                                                 ------------
  Total U.S.
     Government
     Securities
     (Cost
     $124,248,881)                          31,249,212                   92,208,749                                     123,457,961
                                          ------------                 ------------                                    ------------
  Collateralized
     Mortgage
     Obligations
     15.3%
  Federal Home Loan
     Mortgage
     Corporation -
     0.0%                  ++
     Series 2113
     Class QE
     6.00%, due
     11/15/27                     45,285        45,362                                                         45,285        45,362
                                          ------------                                                                 ------------
  Federal National
     Mortgage
     Association -
     0.0%                  ++
     Series D Class 1
     6.00%, due
     4/1/09                                                       293           292                               293           292
                                                                       ------------                                    ------------
  Financials - 15.3%
  Bear Stearns
     Commercial
     Mortgage
     Securities
     Series 2007-T26
     Class A4
     5.471%, due
     1/12/45              (a)  1,675,000     1,624,998                                                      1,675,000     1,624,998
     Series 2006-T22
     Class A4
     5.466%, due
     4/12/38              (a)    575,000       565,951      1,475,000     1,451,787                         2,050,000     2,017,738
  Commercial Mortgage
     Pass-Through
     Certificates
     Series 2006-C8
     Class A2B
@    5.248%, due
     12/10/46                  1,575,000     1,550,486      3,200,000     3,150,193                         4,775,000     4,700,679
  Countrywide
     Alternative Loan
     Trust
     Series 2005-76
     Class 2A1
     6.029%, due
     2/25/36              (a)                               4,349,983     4,350,577                         4,349,983     4,350,577
  Greenwich Capital
     Commercial
     Funding Corp.
     Series 2005-GG5
     Class A5
     5.224%, due
     4/10/37              (a)  1,345,000     1,295,090      1,615,000     1,555,071                         2,960,000     2,850,161
     Series 2004-GG1
     Class A7
     5.317%, due
     6/10/36              (a)    950,000       928,040      2,300,000     2,246,833                         3,250,000     3,174,873
  GS Mortgage
     Securities Corp.
     Series 2005-GG4
     Class A4
     4.761%, due
     7/10/39                                                2,578,125     2,410,109                         2,578,125     2,410,109
     Series 2004-GG2
     Class A6
     5.396%, due
     8/10/38              (a)    700,000       684,930      1,675,000     1,638,939                         2,375,000     2,323,869
  LB-UBS Commercial
     Mortgage
     Trust
     Series 2007-C2
     Class A3
@    5.43%, due
     2/15/40                   1,225,000     1,184,300      6,225,000     6,018,176                         7,450,000     7,202,476
  Washington Mutual,
     Inc.
     Series 2006-AR7
     Class 2A
@    6.009%, due
     7/25/46              (a)                               5,813,451     5,810,725                         5,813,451     5,810,725
                                          ------------                 ------------                                    ------------
                                             7,833,795                   28,632,410                                      36,466,205
                                          ------------                 ------------                                    ------------
  Total
     Collateralized
     Mortgage
     Obligations
     (Cost
     $37,457,276)                            7,879,157                   28,632,702                                      36,511,859
                                          ------------                 ------------                                    ------------
  Total Fixed Income
     Securities
     (Cost
     $236,035,781)                          64,726,592                  168,382,714                                     233,109,306
                                          ------------                 ------------                                    ------------

  Short-Term
     Investments
     16.5%
  Commercial Paper -
     0.6%
  Lexington Parker
     Capital Co.
     5.319%, due
     7/3/07               (e)    573,654       573,654        899,259       899,259                         1,472,913     1,472,913
                                          ------------                 ------------                                    ------------
  Total Comercial
     Paper
     (Cost
     $1,472,913)                               573,654                      899,259                                       1,472,913
                                          ------------                 ------------                                    ------------

                                SHARES        VALUE          SHARES        VALUE                             SHARES        VALUE
                              ----------  ------------    -----------  ------------                       -----------  ------------
  Investment Company
     - 1.6%
  BGI Institutional
     Money
     Market Fund          (e)  1,453,186     1,453,186      2,278,011     2,278,011                         3,731,197     3,731,197
                                          ------------                 ------------                                    ------------
  Total Investment
     Company
     (Cost
     $3,731,197)                             1,453,186                    2,278,011                                       3,731,197
                                          ------------                 ------------                                    ------------

                              PRINCIPAL                  PRINCIPAL                                       PRINCIPAL
                               AMOUNT        VALUE         AMOUNT        VALUE                             AMOUNT        VALUE
                             ----------  ------------   -----------  ------------                       -----------  ------------
  Repurchase
     Agreement - 2.1%
  Morgan Stanley &
     Co. 5.48%,
     dated 6/29/07
     due 7/2/07
     Proceeds at
     Maturity
     $4,911,952
     (Collateralized
     by various
     Corporate Bonds,
     with rates
     between
     0.00%-8.40% and
     maturity dates
     between
     8/1/07-12/15/20,
     with a Principal
     Amount of
     $5,141,300 and a
     Market Value of
     $5,069,145)         (e) $1,912,181     1,912,181   $ 2,997,529     2,997,529                       $ 4,909,710     4,909,710
                                         ------------                ------------                                    ------------
  Total Repurchase
     Agreement
     (Cost
     $4,909,710)                            1,912,181                   2,997,529                                       4,909,710
                                         ------------                ------------                                    ------------
  Time Deposits -
     3.4%
  Abbey National PLC
     5.29%, due
     7/2/07              (e)    669,263       669,263     1,049,133     1,049,133                         1,718,396     1,718,396
  Fortis Bank
     5.30%, due
     7/30/07             (e)    573,654       573,654       899,259       899,259                         1,472,913     1,472,913
  Societe Generale
     5.32%, due
     7/2/07              (e)  1,912,181     1,912,181     2,997,529     2,997,529                         4,909,710     4,909,710
                                         ------------                ------------                                    ------------
  Total Time Deposits
     (Cost
     $8,101,019)                            3,155,098                   4,945,921                                       8,101,019
                                         ------------                ------------                                    ------------
  U.S. Government
     Agencies -
     8.8%
  Federal Home Loan
     Mortgage
     Corporation
     (Discount
     Note)
     5.00%, due
     9/4/07                                               5,205,000     5,157,806                         5,205,000     5,157,806
     5.09%, due
     9/4/07                   1,130,000     1,119,755                                                     1,130,000     1,119,755
  Federal National
     Mortgage
     Association
     (Discount Notes)
     3.89%, due
     7/11/07                                              4,610,000     4,604,122                                       4,604,122
     4.33%, due
     7/11/07                  3,600,000     3,595,410                                                     3,600,000     3,595,410
     4.82%, due
     8/8/07                                               4,130,000     4,108,351                                       4,108,351
     4.91%, due
     8/8/07                   2,330,000     2,317,786                                                     2,330,000     2,317,786
                                         ------------                ------------                                    ------------
  Total U.S.
     Government
     Agencies
     (Cost
     $20,897,693)                           7,032,951                  13,870,279                                      20,903,230
                                         ------------                ------------                                    ------------
  Total Short-Term
     Investments
     (Cost
     $39,112,532)                          14,127,070                  24,990,999                                      39,118,069
                                         ------------                ------------                                    ------------
  Total Investments
     (Cost
     $275,148,313)                118.3%   78,853,662(f)      113.0%  193,373,713(g)                --        114.5%  272,227,375(h)
  Liabilities in
     Excess of
     Cash and Other
     Assets                       (18.3)  (12,183,485)        (13.0)  (22,185,939)              (2,209)       (14.5)  (34,369,424)
                             ----------  ------------   -----------  ------------              -------  -----------  ------------
  Net Assets                      100.0% $ 66,670,177         100.0% $171,187,774              $(2,209)       100.0% $237,857,951
                             ==========  ============   ===========  ============              =======  ===========  ============

@ Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

++   Less than one-tenth of a percent.

+++ All of the Funds' assets are maintained to cover "senior securities transactions" which may include, but not limited to, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's "senior securities" holdings to ensure proper coverage for these transactions.

(a)  Floating/variable rate. Rate shown is the rate in effect at June 30, 2007.

(b) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. The total market value of these securities at June 30, 2007 is $574,228 which represents 0.2% of the Fund's net assets.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at June 30, 2007 is $22,153,174.

(e) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f) Aggregate cost for federal income tax purposes is $79,851,119 and net unrealized depreciation is as follows:

Gross unrealized appreciation   $   120,032
Gross unrealized depreciation    (1,117,489)
                                -----------
Net unrealized depreciation     $  (997,457)
                                ============

(g) Aggregate cost for federal income tax purposes is $195,435,197 and net unrealized depreciation is as follows:

Gross unrealized appreciation   $   156,735
Gross unrealized depreciation    (2,218,219)
                                -----------
Net unrealized depreciation     $(2,061,484)
                                ===========

(h) Aggregate cost for federal income tax purposes is $275,286,316 and net unrealized depreciation is as follows:

Gross unrealized appreciation   $   276,767
Gross unrealized depreciation    (3,335,708)
                                -----------
Net unrealized depreciation     $(3,058,941)
                                ===========

See accompanying notes to financial statements.

REORGANIZATION OF MCMORGAN INTERMEDIATE FIXED INCOME FUND AND MCMORGAN FIXED INCOME FUND INTO MAINSTAY INSTITUTIONAL BOND FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2007 (UNAUDITED)


                                                                                                             PRO FORMA
                                                                       MCMORGAN                               MAINSTAY
                                                  MCMORGAN FIXED     INTERMEDIATE                          INSTITUTIONAL
                                                      INCOME         FIXED INCOME                               BOND
                                                       FUND              FUND         ADJUSTMENTS               FUND
                                                  --------------   ---------------   -------------         -------------
ASSETS:
   Investment in securities at value              $78,853,662(a)   $193,373,713(b)   $          --         $272,227,375(c)
   Cash                                               876,524         2,702,840                 --            3,579,364
   Receivables:                                                                                 --                   --
      Investment securities sold                    7,704,503        15,282,819                 --           22,987,322
      Interest                                        669,390         1,629,505                 --            2,298,895
      Fund shares sold                                 19,453           124,404                 --              143,857
   Other assets                                        26,079            29,387                 --               55,466
                                                  -----------      ------------      -------------         ------------
         Total assets                              88,149,611       213,142,668                 --          301,292,279
                                                  -----------      ------------      -------------         ------------
LIABILITIES:
   Securities lending collateral                    7,094,119        11,120,720                 --           18,214,839
   Payables:
      Investment securities purchased              14,344,035        30,725,671                 --           45,069,706
      Manager                                           5,086            38,360                 --               43,446
      Fund shares redeemed                                494            23,328              2,209               26,031
      Transfer agent                                    9,024            10,047                 --               19,071
      Administration                                    3,659             7,877                 --               11,536
      Recordkeeping                                     3,806             5,086                 --                8,892
      Trustees                                            152               379                 --                  531
      NYLIFE Distributors                               6,331                --                 --                6,331
      Professional fees                                 5,345                --                 --                5,345
      Custodian                                         2,706                --                 --                2,706
   Accrued expenses                                     4,677            23,426                  -               28,103
                                                  -----------      ------------      -------------         ------------
         Total liabilities                         21,479,434        41,954,894              2,209           63,436,537
                                                  -----------      ------------      -------------         ------------
Net Assets                                        $66,670,177       171,187,774             (2,209)         237,855,742
                                                  ===========      ============      =============         ============
NET ASSETS CONSIST OF:
Share of beneficial interest outstanding (par
   value of $.01 per share) unlimited number of
   shares authorized:
   Class I                                        $        --      $         --      $     237,526(e)      $    237,526
   Additional paid-in capital                      69,444,528       176,092,397           (239,735)(d)      245,297,190
   Accumulated undistributed net investment
      income                                           74,328           217,654                 --              291,982
   Accumulated net realized loss on investments
      and futures transactions                     (1,933,413)       (3,116,605)                --           (5,050,018)
   Net unrealized appreciation on investments        (915,266)       (2,005,672)                --           (2,920,938)
                                                  -----------      ------------      -------------         ------------
                                                  $66,670,177       171,187,774             (2,209)         237,855,742
                                                  -----------      ------------      -------------         ------------
Net Assets:
   Class I                                        $        --      $         --      $ 237,855,742         $237,855,742
   McMorgan Fund Class                             35,818,269       171,187,774       (207,006,043)(e)               --
   Class Z                                         30,849,699                --        (30,849,699)(e)               --
   Class R1                                             1,110                --             (1,110)(f)               --
   Class R2                                             1,099                --             (1,099)(f)               --
                                                  -----------      ------------      -------------         ------------
                                                   66,670,177       171,187,774             (2,209)         237,855,742
                                                  ===========      ============      =============         ============
Shares Outstanding:
   Class I                                                 --                --         23,752,581(d)(e)     23,752,581
                                                  ===========      ============      =============         ============
   McMorgan Fund Class                              3,387,150        17,095,038        (20,482,188)(e)               --
                                                  ===========      ============      =============         ============
   Class Z                                          2,916,712                --         (2,916,712)(e)               --
                                                  ===========      ============      =============         ============
   Class R1                                               105                --               (105)(f)               --
                                                  ===========      ============      =============         ============
   Class R2                                               104                --               (104)(f)               --
                                                  ===========      ============      =============         ============
Net asset value and redemption price per share:
   Class I                                        $        --      $         --      $       10.11         $      10.01
                                                  ===========      ============      =============         ============
   McMorgan Fund Class                            $     10.57      $      10.01      $      (10.01)(e)     $         --
                                                  ===========      ============      =============         ============
   Class Z                                        $     10.58      $         --      $      (10.58)(e)     $         --
                                                  ===========      ============      =============         ============
   Class R1                                       $     10.58*     $         --      $      (10.58)(f)     $         --
                                                  ===========      ============      =============         ============
   Class R2                                       $     10.56*     $         --      $      (10.56)(f)     $         --
                                                  ===========      ============      =============         ============


* Different in the NAV recalculation and the NAV stated above is caused by rounding differences.

See accompanying notes to financial statements.

(a) Identified cost $79,768,928 including $6,929,406 market value of securities loaned.

(b) Identified cost $195,379,385 including $10,877,193 market value of securities loaned.

(c) Identified cost $275,148,313 including $17,806,599 market value of securities loaned.

(d) Reflects share adjustments, net of retired shares of McMorgan Intermediate Fixed Income Fund and McMorgan Fixed Income Fund. (Calculation: Net Assets/NAV per share)


(e) Reflects adjustments that holders of McMorgan Fund Class and Class Z shares of the McMorgan Funds will receive Class I shares of the MainStay Institutional Bond Fund.



     The MainStay Institutional Bond Fund does not offer McMorgan Fund Class or Class Z shares.



(f) Reflects the liquidation of Class R1 and Class R2 shares of the McMorgan Fixed Income Fund.

REORGANIZATION OF MCMORGAN INTERMEDIATE FIXED INCOME FUND AND MCMORGAN FIXED INCOME FUND INTO MAINSTAY INSTITUTIONAL BOND FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
AT JUNE 30, 2007


                                                                                                             Pro Forma
                                                                       McMorgan                               MainStay
                                                  McMorgan Fixed     Intermediate                          Institutional
                                                      Income         Fixed Income                               Bond
                                                       Fund              Fund         Adjustments               Fund
                                                  --------------   ---------------   -------------         -------------
INVESTMENT INCOME:
   Interest                                         $3,640,908       $8,880,523         $      --           $12,521,431
   Income from securities loaned - net                  11,573           13,183                --                24,756
                                                    ----------       ----------         ---------           -----------
      Total income                                   3,652,481        8,893,706                --            12,546,187
                                                    ----------       ----------         ---------           -----------
Expenses:
   Manager                                             238,303          591,131                                 829,434
   Administration                                       45,106           94,123          (139,229)(a)                --
   Recordkeeping                                        46,021           60,860           (56,519)(b)            50,362
   Professional fees                                    36,161           67,466           (38,591)(b)            65,036
   Transfer agent                                       36,793           40,637           (72,101)(a)(b)          5,329
   Trustees                                             12,850           31,808                --                44,658
   Registration                                         49,507           28,425                --                77,932
   Custodian                                            15,532           17,109                --                32,641
   Shareholder communication                             9,453           15,882                --                25,335
   Distribution - Class Z                               76,876               72           (76,948)(a)                --
   Distribution - Class R2                                   3               --                (3)(a)                --
   Miscellaneous                                        20,583           42,509           (29,810)(b)            33,282
                                                    ----------       ----------         ---------           -----------
      Total expenses                                   587,188          990,022          (413,201)            1,164,009
   Expenses reimbursed                                (169,874)        (145,464)          315,338(a)(b)              --
                                                    ----------       ----------         ---------           -----------
      Net expenses                                     417,314          844,558           (97,863)            1,164,009
                                                    ----------       ----------         ---------           -----------
   Net investment income                             3,235,167        8,049,148            97,863            11,382,178
                                                    ----------       ----------         ---------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss) on investments            (650,243)         589,170                --               (61,073)
   Net change in unrealized appreciation on
      investments                                    1,370,752        1,325,920                --             2,696,672
                                                    ----------       ----------         ---------           -----------
   Net realized and unrealized gain on
      investments                                      720,509        1,915,090                --             2,635,599
                                                    ----------       ----------         ---------           -----------
Increase in net assets from operations              $3,955,676       $9,964,238         $  97,863           $14,017,777
                                                    ==========       ==========         =========           ===========


(a) Reflects adjustments in expenses based upon contractual fee arrangements of the surviving fund.

(b) Reflects the elimination of duplicative costs as a result of the reorganization.

See accompanying notes to financial statements.

REORGANIZATION OF MCMORGAN INTERMEDIATE FIXED INCOME FUND AND FIXED INCOME FUND INTO MAINSTAY INSTITUTIONAL BOND FUND
PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
AT JUNE 30, 2007 (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

At meetings on June 6, 2007 and June 7, 2007, the Board of Directors of the McMorgan Funds and the Board of Trustees of The MainStay Funds (the "Trust"), approved the combination whereby, MainStay Institutional Bond Fund, a newly created series of the Trust, will acquire all of the assets of McMorgan Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund") and McMorgan Fixed Income Fund ("Fixed Income Fund"), each a series of the McMorgan Funds, and assume all of the known liabilities of these two Funds, in exchange for a number of shares of MainStay Institutional Bond Fund equal in value to the net assets of the Intermediate Fixed Income Fund and Fixed Income Fund (the "Reorganization"). The Reorganization is subject to the approval of the shareholders of Intermediate Fixed Income Fund and Fixed Income Fund.

The Reorganization will be accounted for as a tax-free reorganization. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2007. The pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Intermediate Fixed Income Fund and Fixed Income Fund at June 30, 2007. The pro forma statement of operations reflects the results of operations of Intermediate Fixed Income Fund and Fixed Income Fund for the year ended June 30, 2007. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Intermediate Fixed Income Fund and Fixed Income Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward by the surviving entity, MainStay Institutional Bond Fund, although the McMorgan Intermediate Fixed Income Fund will be deemed the accounting survivor of the Reorganization.

The unaudited pro forma portfolios of investments, statements of assets and liabilities and statements of operations should be read in conjunction with the historical financial statements of each of the Intermediate Fixed Income Fund and the Fixed Income Fund that are incorporated by reference in the Statement of Additional Information. There is no historical information for the MainStay Institutional Bond Fund as it is a newly created fund.

NOTE 2 - SECURITY VALUATION:

The net asset value per share of each class of shares of the Funds is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the exchange. The net asset value per share of each class of shares of the Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is no current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At June 30, 2007 there were no securities that were valued in such manner.

NOTE 3 - CAPITAL SHARES:


     The pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Intermediate Fixed Income Fund and Fixed Income Fund by MainStay Institutional Bond Fund as of June 30, 2007. The number of retired shares was calculated by dividing the net asset value of each Class of Intermediate Fixed Income Fund and Fixed Income Fund by the net asset value per share of MainStay Institutional Bond Fund. As of June 30, 2007, the number of outstanding shares of the Intermediate Fixed Income Fund was 17,095,038, and the number of outstanding shares of the Fixed Income Fund was 6,304,071 (3,387,150 McMorgan Fund Class, 2,916,712 Class Z shares, 105
Class R1 shares and 104 Class R2 shares). If the Reorganizations were effected on June 30, 2007, shareholders of the Intermediate Fixed Income Fund, and the Fixed Income Fund would have received 23,752,581 Class I shares of the MainStay Institutional Bond Fund in the Reorganizations.



NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on June 30, 2007. Intermediate Fixed Income Fund and Fixed Income Fund expenses were adjusted assuming MainStay Institutional Bond Fund's fee structure was in effect for the year ended June 30, 2007.

NOTE 5 - USE OF ESTIMATES:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6 - FEDERAL INCOME TAXES:

Each of the Funds is treated as a separate entity for federal income tax purposes. The McMorgan Funds' and Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. By doing so, the Fund will be relived from all or substantially all of federal and state income and excise taxes.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Both parties must sign. The names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION                                 VALID
------------                                 -----
CORPORATE ACCOUNTS
(1) ABC Corp..............................   ABC Corp. John Doe, Treasurer
(2) ABC Corp..............................   John Doe
(3) ABC Corp. c/o John Doe................   John Doe
(4) ABC Corp. Profit Sharing Plan.........   John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership...................   Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership..   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust.............................   Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78...   Jane B. Doe, Trustee u/t/d/ 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Custodian
    f/b/o John B. Smith, Jr. UGMA/UTMA....   John B. Smith, Custodian f/b/o/
                                             John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith...............   John B. Smith, Jr.,
                                             Executor
                                             Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

     1. AUTHORIZE YOUR PROXY THROUGH THE INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     2. AUTHORIZE YOUR PROXY BY TELEPHONE. Have your voting instruction card available. Call 1-800-830-3542 toll-free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.


     3. VOTE BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.

     4.   VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY TABULATOR                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
P.O. BOX 859232                         *** 3 EASY WAYS TO VOTE YOUR PROXIES ***
BRAINTREE, MA 02185-9232



                             CALL: To vote by phone call toll-free
                                   1-800-830-3542 and follow the recorded
                                   instructions.

                           LOG-ON: Vote on the internet at www.2voteproxy.com
                                   and follow the on-screen instructions.

123 456 789 012 34           MAIL: Return the signed proxy card in the enclosed
                                   envelope.



MCMORGAN FUNDS SPECIAL MEETING OF SHAREHOLDERS OF THE:
MCMORGAN INTERMEDIATE FIXED INCOME FUND
TO BE HELD ON NOVEMBER 20, 2007



          The undersigned shareholder of the McMorgan Intermediate Fixed Income Fund (the "Fund"), a series of the McMorgan Funds (the "Trust"), hereby constitutes and appoints Jeffrey Engelsman, Teresa Matzelle, Vincent Bencivenga and Mark Taylor, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special meeting of Shareholders of the Fund, to be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time, and at any adjournments or postponements of the Special Meeting with al the powers that the undersigned would possess if personally present, and designated on the reverse hereof. The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special meeting of Shareholders of the Fund and the Proxy Statement / Prospectus dated September 24, 2007. The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the proposals set forth on the proxy card and described in the Proxy Statement / Prospectus. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.



THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, WHICH RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPCIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.



                       YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE, IF YOU DO NOT WISH TO VOTE BY INTERNET OR BY PHONE.



                       Dated
                             --------------------





                       ---------------------------------------------------------
                       Signature(s) of Participant(s)   (PLEASE SIGN IN THE BOX)



                       Please sign exactly as your name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.



                                                                            MCMG

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS. [X]



          YOUR PROXY IS IMPORTANT TO ASSURE A QUORUM AT THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUND WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING IN PERSON. YOU MAY REVOKE THIS PROXY AT ANY TIME AND THE GIVING OF IT WILL NOT AFFECT YOUR RIGHT TO ATTEND THE SPECIAL MEETING AND ATTEND IN PERSON.



          UNLESS A CONTRARY DIRECTION IS INDICATED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED FOR APPROVAL OF THE PROPOSAL; IF SPECIFIC INSTRUCTIONS ARE INDICATED, THIS PROXY WILL BE VOTED IN ACCORDANCE WITH SUCH INSTRUCTIONS.



                                                         FOR   AGAINST   ABSTAIN

1.   To approve an Agreement and Plan of                 [ ]     [ ]       [ ]
     Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the Fund by the MainStay
     Institutional Bond Fund (the "MainStay Fund"), a series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund, (ii) the distribution of such Class I shares to the shareholders of the Fund in exchange for the McMorgan Fund Class shares of the Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the Fund.

     Please check this box if plan to attend the         [ ]
     Special Meeting

     PLEASE VOTE CHECKING THE APPROPRIATE BOX AS IN      [X]
     THIS EXAMPLE:



                    PLEASE SIGN AND DATE ON THE REVERSE SIDE



                                                                           MCM01

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Both parties must sign. The names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION                                 VALID
------------                                 -----
CORPORATE ACCOUNTS
(1) ABC Corp..............................   ABC Corp. John Doe, Treasurer
(2) ABC Corp..............................   John Doe
(3) ABC Corp. c/o John Doe................   John Doe
(4) ABC Corp. Profit Sharing Plan.........   John Doe

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership...................   Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership..   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust.............................   Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78...   Jane B. Doe, Trustee u/t/d/ 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Custodian
    f/b/o John B. Smith, Jr. UGMA/UTMA....   John B. Smith, Custodian f/b/o/
                                             John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith...............   John B. Smith, Jr.,
                                             Executor
                                             Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

     1. AUTHORIZE YOUR PROXY THROUGH THE INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     2. AUTHORIZE YOUR PROXY BY TELEPHONE. Have your voting instruction card available. Call 1-800-830-3542 toll-free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.


     3. VOTE BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.

     4.   VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY TABULATOR                           EVERY SHAREHOLDER'S VOTE IS IMPORTANT
P.O. BOX 859232                         *** 3 EASY WAYS TO VOTE YOUR PROXIES ***
BRAINTREE, MA 02185-9232



                             CALL: To vote by phone call toll-free
                                   1-800-830-3542 and follow the recorded
                                   instructions.

                           LOG-ON: Vote on the internet at www.2voteproxy.com
                                   and follow the on-screen instructions.

123 456 789 012 34           MAIL: Return the signed proxy card in the enclosed
                                   envelope.



MCMORGAN FUNDS SPECIAL MEETING OF SHAREHOLDERS OF THE:
MCMORGAN FIXED INCOME FUND
TO BE HELD ON NOVEMBER 20, 2007



          The undersigned shareholder of the McMorgan Fixed Income Fund (the "Fund"), a series of the McMorgan Funds (the "Trust"), hereby constitutes and appoints Jeffrey Engelsman, Teresa Matzelle, Vincent Bencivenga and Mark Taylor, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special meeting of Shareholders of the Fund, to be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time, and at any adjournments or postponements of the Special Meeting with al the powers that the undersigned would possess if personally present, and designated on the reverse hereof. The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special meeting of Shareholders of the Fund and the Proxy Statement / Prospectus dated September 24, 2007. The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the proposals set forth on the proxy card and described in the Proxy Statement / Prospectus. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.



THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, WHICH RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPCIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.



                       YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE, IF YOU DO NOT WISH TO VOTE BY INTERNET OR BY PHONE.



                       Dated
                             ---------------------





                       ---------------------------------------------------------
                       Signature(s) of Participant(s)   (PLEASE SIGN IN THE BOX)



                       Please sign exactly as your name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.



                                                                            MCMG

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS. [X]



          YOUR PROXY IS IMPORTANT TO ASSURE A QUORUM AT THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUND WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING IN PERSON. YOU MAY REVOKE THIS PROXY AT ANY TIME AND THE GIVING OF IT WILL NOT AFFECT YOUR RIGHT TO ATTEND THE SPECIAL MEETING AND ATTEND IN PERSON.



          UNLESS A CONTRARY DIRECTION IS INDICATED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED FOR APPROVAL OF THE PROPOSAL; IF SPECIFIC INSTRUCTIONS ARE INDICATED, THIS PROXY WILL BE VOTED IN ACCORDANCE WITH SUCH INSTRUCTIONS.



                                                         FOR   AGAINST   ABSTAIN

1.   To approve an Agreement and Plan of                 [ ]     [ ]       [ ]
     Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the Fund by the MainStay
     Institutional Bond Fund (the "MainStay Fund"), a series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund, (ii) the distribution of such Class I shares to the shareholders of the Fund in exchange for the McMorgan Fund Class and Class Z shares of the
     Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the Fund.

     Please check this box if plan to attend the         [ ]
     Special Meeting

     PLEASE VOTE CHECKING THE APPROPRIATE BOX AS IN      [X]
     THIS EXAMPLE:



                    PLEASE SIGN AND DATE ON THE REVERSE SIDE



                                                                           MCM01

                               THE MAINSTAY FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The Mainstay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

          (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

          (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested

Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16.*

     (b) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 11.*

     (c) Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 23.*

     (d)  Form of Declaration of Trust as Amended and Restated December 31, 1994
          - Previously filed as Exhibit a(4) to Post-Effective Amendment No.
          53.*

     (e) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(e) to Post-Effective Amendment No. 28.*

     (f) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35.*

     (g) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(h) to Post-Effective Amendment No. 38.*

     (h) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(i) to Post-Effective Amendment No. 47.*

     (i) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51.*

     (j) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51.*

     (k) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55.*

     (l) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58.*

     (m) Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65.*

     (n) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65.*

     (o) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65.*

     (p) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74.*

     (q) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74.*

     (r) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74.*

     (s) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74.*

     (t) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit
          (a)(20) to Post-Effective Amendment No. 80.*


     (u) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit 1(u) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*


(2) Amended and Restated By-Laws dated May 23, 2005 - Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 80.*

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization - Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above).


(6) (a) Form of Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC - Previously filed as Exhibit 6(a) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*


     (b) (1) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC - Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 80.*

          (2) Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC - Previously filed as (d)(2)(b) to Post-Effective Amendment No. 80.*

          (3) Sub-Advisory Agreement between New York Life Investment Management LLC and Jennison Associates LLC - Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 80.*

          (4) Sub-Advisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. - Previously filed as Exhibit (d)(2)(d) to Post-Effective Amendment No. 80.*

          (5) Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC - Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 84.*


          (6) Form of Sub-Advisory Agreement between New York Life Investment Management LLC and McMorgan & Company LLC - Previously filed as
               Exhibit 6(b)(6) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

(7) (a) Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80.*

     (b)  Form of Soliciting Dealer Agreement - Previously filed as Exhibit
          (e)(2) to Post-Effective Amendment No. 80.*

(8)  Not applicable.

(9) (a) Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80.*

     (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 84.*

     (c) Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 80.*

     (d) Amendment to Delegation Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 84.*

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80.*

     (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80.*

     (c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80.*

     (d) Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80.*

     (e) Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80.*

     (f) (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 previously filed as Exhibit (n) to Post-Effective Amendment No. 84.


          (2) Form of Amendment to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 to add new series - Previously filed as
               Exhibit 10(f)(2) to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

(11) Opinion and consent of counsel as to the legality of the shares being registered filed herewith.


(12) Opinion and consent of Sutherland Asbill & Brennan LLP regarding tax matters - to be filed by amendment.

(13) (a)  (1)  Amended and Restated Transfer Agency and Service Agreement -
               Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 80.*

          (2) Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(d) to Post-Effective Amendment No. 51.*

               (A) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(b)(i) to Post-Effective Amendment No. 54.*

     (b) Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53.*

     (c) Amended and Restated Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80.*

     (d) Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80.*

     (e) Shareholder Services Plan (Class R1 shares) - Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80.*

     (f) Shareholder Services Plan (Class R2 shares) - Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80.*

     (g) Shareholder Services Plan (Class R3 shares) - Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80.*

     (h) Expense Limitation Agreement - Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 84.*

     (i)  Amendment to Fund Accounting Agreement - Previously filed as Exhibit
          (h)(9) to Post-Effective Amendment No. 80.*

     (j)  Form of Indemnification Agreement - Previously filed as Exhibit
          (h)(10) to Post-Effective Amendment No. 80.*

     (k) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80.*

     (l) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 84.*


(14) (a)  Consent of Registered Public Accounting Firm - filed herewith.



     (b)  Consent of Registered Public Accounting Firm - filed herewith.


(15) Not applicable.

(16) Powers of attorney - Previously filed as Exhibit 16 to Registration Statement on Form N-14 with respect to MainStay Institutional Bond Fund filed on August 10, 2007.*

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transactions.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany in the State of New Jersey, on the 6th day of September, 2007.


                                        THE MAINSTAY FUNDS


                                        By: /s/ Stephen P. Fisher
                                            ------------------------------------
                                        Name: Stephen P. Fisher
                                        Title: President


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated on September 6, 2007:


SIGNATURE                                  TITLE
---------                                  -----


/s/ Susan B. Kerley*                       Trustee
----------------------------------------
Susan B. Kerley


/s/ Alan R. Latshaw*                       Trustee
----------------------------------------
Alan R. Latshaw


/s/ Peter Meenan*                          Trustee
----------------------------------------
Peter Meenan


/s/ Brian A. Murdock*                      Trustee and Chief Executive Officer
----------------------------------------
Brian A. Murdock


/s/ Richard H. Nolan, Jr.*                 Trustee
----------------------------------------
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*                   Trustee
----------------------------------------
Richard S. Trutanic


/s/ Roman L. Weil*                         Trustee
----------------------------------------
Roman L. Weil


/s/ John A. Weisser*                        Trustee
----------------------------------------
John A. Weisser


/s/ Jack Benintende                        Treasurer and Principal Financial and
----------------------------------------   Accounting Officer
Jack Benintende


*By: /s/ Marguerite E.H. Morrison
     -----------------------------------
     Marguerite E.H. Morrison
     As Attorney-in-Fact*


*    PURSUANT TO POWERS OF ATTORNEY.